Quarterly Holdings Report
for
Fidelity® Intermediate Municipal Income Fund
March 31, 2026
LIM-NPRT1-0526
1.814648.121
Municipal Securities - 94.4%
	Principal Amount (a)	Value ($)
Alabama - 6.4%
Education - 0.1%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	1,770,000	1,862,734
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2038	1,860,000	1,950,971
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2041	1,455,000	1,520,783
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2044	1,160,000	1,200,213
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	2,075,000	2,080,752
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5% 10/1/2056	1,000,000	926,293
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	5,495,000	5,557,980
University AL Gen Rev Series 2019 A, 3% 7/1/2039	9,000,000	7,862,953
TOTAL EDUCATION		22,962,679
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	6,260,000	6,271,542
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	8,285,000	8,362,983
TOTAL ELECTRIC UTILITIES		14,634,525
General Obligations - 5.6%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	9,420,000	9,515,434
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	7,120,000	7,599,459
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	20,665,000	21,600,936
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	60,000,000	63,456,432
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,460,000	6,761,581
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2027 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	4,175,000	4,265,628
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2028 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	5,980,000	6,194,870
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	18,160,000	19,093,874
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	39,035,000	39,069,733
Black Belt Energy Gas District Series 2025 D, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	21,860,000	23,129,887
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	22,200,000	23,160,461
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	34,990,000	37,335,369
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	9,840,000	10,735,689
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	9,790,000	10,184,885
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2039	5,000,000	5,450,170
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2041	3,860,000	4,158,172
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	76,605,000	79,545,207
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	40,315,000	42,438,121
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	34,880,000	36,136,625
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	44,670,000	46,877,368
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	29,060,000	30,739,084
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	55,310,000	56,825,477
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	50,725,000	53,968,564
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	25,090,000	25,231,869
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	43,175,000	46,466,904
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	74,560,000	79,113,246
TOTAL GENERAL OBLIGATIONS		789,055,045
Health Care - 0.2%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	32,270,000	34,423,658
Special Tax - 0.3%
Alabama Highway Authority 5% 9/1/2040 (Assured Guaranty Inc Insured)	4,890,000	5,393,310
Mobile Cnty AL Brd Sch Commrs 5% 3/1/2029	5,875,000	5,878,888
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2030	6,125,000	6,129,054
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2031	6,135,000	6,139,060
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2032	4,930,000	4,933,262
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2033	7,165,000	7,169,742
TOTAL SPECIAL TAX		35,643,316
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2030	5,000,000	5,385,976
Jefferson Cnty AL Swr Rev 5% 10/1/2038	3,310,000	3,557,755
TOTAL WATER & SEWER		8,943,731
TOTAL ALABAMA		905,662,954
Alaska - 0.3%
General Obligations - 0.0%
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2035 (Alaska St Guaranteed)	1,000,000	1,132,514
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2036 (Alaska St Guaranteed)	1,000,000	1,123,609
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2038 (Alaska St Guaranteed)	1,790,000	1,970,382
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2039 (Build America Mutual Assurance Co Insured), (Alaska St Guaranteed)	1,100,000	1,199,953
TOTAL GENERAL OBLIGATIONS		5,426,458
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev 2% 12/1/2032	4,750,000	4,158,335
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	2,100,000	2,064,749
TOTAL HOUSING		6,223,084
Transportation - 0.3%
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2034 (c)	2,240,000	2,518,575
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2036 (c)	2,500,000	2,804,727
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2037 (c)	2,645,000	2,945,626
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2039 (c)	2,950,000	3,254,248
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2040 (c)	3,120,000	3,415,196
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2041 (c)	3,295,000	3,594,389
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2042 (c)	3,480,000	3,778,367
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2044 (c)	3,885,000	4,185,910
TOTAL TRANSPORTATION		26,497,038
TOTAL ALASKA		38,146,580
Arizona - 1.4%
Electric Utilities - 0.0%
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	4,955,000	5,137,454
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	9,525,000	8,814,366
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	6,675,000	6,443,992
Maricopa County Special Health Care District Gen. Oblig. 4% 7/1/2035	2,195,000	2,246,081
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2033	7,320,000	8,004,475
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2034	12,000,000	13,067,297
TOTAL GENERAL OBLIGATIONS		38,576,211
Health Care - 0.5%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2033	1,800,000	1,979,881
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2035	1,580,000	1,719,344
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2036	1,600,000	1,730,713
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2037	1,700,000	1,827,931
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,557,418
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 4% 5/15/2031	560,000	543,996
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2041	1,000,000	967,435
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	2,625,000	2,219,035
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2034	4,510,000	5,034,131
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2035	6,900,000	7,632,927
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2036	4,885,000	5,362,595
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2037	1,910,000	2,082,513
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	2,730,000	2,953,943
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	12,610,000	12,642,454
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 4% 8/1/2049 (Assured Guaranty Inc Insured)	3,055,000	2,688,617
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2035	865,000	955,855
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2036	765,000	838,323
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2037	1,500,000	1,627,156
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2039	1,000,000	1,073,427
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2042 (Assured Guaranty Inc Insured)	1,775,000	1,932,714
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2043 (Assured Guaranty Inc Insured)	905,000	978,528
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Inc Insured)	1,080,000	1,161,366
TOTAL HEALTH CARE		59,510,302
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	31,940,000	32,448,479
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	15,585,000	15,762,505
TOTAL INDUSTRIAL DEVELOPMENT		48,210,984
Special Tax - 0.1%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2032	2,915,000	2,991,980
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (e)	5,970,000	7,089,983
TOTAL SPECIAL TAX		10,081,963
Transportation - 0.1%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	965,000	1,030,008
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	3,680,000	3,918,497
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2031	1,255,000	1,332,458
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	3,675,000	3,889,236
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	1,000,000	1,045,594
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	1,090,000	1,130,598
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2027 (c)	2,185,000	2,240,028
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2028 (c)	3,085,000	3,161,815
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (c)	1,000,000	1,015,911
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2034 (c)	2,000,000	2,088,905
TOTAL TRANSPORTATION		20,853,050
Water & Sewer - 0.1%
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2032	3,630,000	4,073,111
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2033	5,080,000	5,670,869
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2034	4,715,000	5,236,817
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	2,000,000	2,036,925
TOTAL WATER & SEWER		17,017,722
TOTAL ARIZONA		199,387,686
Arkansas - 0.1%
General Obligations - 0.1%
Bentonville Ark Sch Dist No 006 Series F, 2% 6/1/2035	1,000,000	832,399
Bentonville Ark Sch Dist No 006 Series F, 2% 6/1/2037	1,355,000	1,064,681
Farmington AR Scd No 6 2% 2/1/2038	1,140,000	856,365
Gravette School District No 20 2% 6/1/2037	1,390,000	1,108,357
Hot Springs School District No 6 2.5% 6/1/2039	3,400,000	2,708,336
Nettleton Ark Spl Sch Dist Craighead Cnty 2% 6/1/2037	1,000,000	761,250
Springdale Ark Sch Dist No 050 Series A, 2.5% 6/1/2039	3,310,000	2,601,288
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2037	1,220,000	960,778
TOTAL GENERAL OBLIGATIONS		10,893,454
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2027	1,000,000	1,012,244
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	1,430,000	1,477,243
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2031	1,500,000	1,561,390
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2032	1,275,000	1,320,506
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	95,000	96,758
TOTAL HEALTH CARE		5,468,141
Water & Sewer - 0.0%
Central Ark Wtr Rev Series 2020 C, 2% 10/1/2038	2,790,000	2,101,882
Central Ark Wtr Rev Series 2020B, 2% 10/1/2038	1,160,000	873,901
TOTAL WATER & SEWER		2,975,783
TOTAL ARKANSAS		19,337,378
California - 6.2%
Electric Utilities - 0.4%
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2031	10,000,000	10,924,308
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2033	23,000,000	25,633,459
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2035	1,835,000	2,063,038
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	19,910,000	20,893,809
TOTAL ELECTRIC UTILITIES		59,514,614
Escrowed/Pre-Refunded - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2026	470,000	472,175
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (Pre-refunded to 11/15/2031 at 100) (c)	260,000	272,496
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (c)	105,000	115,431
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (Pre-refunded to 11/15/2031 at 100) (c)	385,000	423,248
State of California Gen. Oblig. 4% 11/1/2034 (Pre-refunded to 11/1/2030 at 100)	85,000	90,148
State of California Gen. Oblig. 5% 11/1/2032 (Pre-refunded to 11/1/2030 at 100)	105,000	115,869
TOTAL ESCROWED/PRE-REFUNDED		1,489,367
General Obligations - 2.8%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	46,220,000	47,190,791
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	17,455,000	18,112,319
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	28,560,000	28,929,841
California Community Choice Financing Authority Series 2025B, 5% 11/1/2032 (Pacific Life Insurance Co Guaranteed)	2,750,000	2,936,654
California Community Choice Financing Authority Series 2025B, 5% 11/1/2033 (Pacific Life Insurance Co Guaranteed)	2,535,000	2,705,103
California Community Choice Financing Authority Series 2025B, 5% 11/1/2034 (Pacific Life Insurance Co Guaranteed)	1,040,000	1,106,648
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	21,490,000	23,130,697
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	49,630,000	51,743,062
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	37,500,000	37,852,793
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	64,000,000	67,802,157
California St Pub Wks Brd Lse 5% 8/1/2031	555,000	615,858
California St Pub Wks Brd Lse 5% 8/1/2032	2,095,000	2,317,584
California St Pub Wks Brd Lse 5% 8/1/2033	2,085,000	2,296,306
California St Pub Wks Brd Lse 5% 8/1/2034	1,035,000	1,135,600
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	9,535,000	10,260,365
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2036	2,430,000	2,733,985
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2037	1,325,000	1,480,009
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2036	3,810,000	3,927,130
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	340,000	362,780
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	2,430,000	2,560,675
Oakland CA Uni Sch Dist Alameda Cnty Series A, 5% 8/1/2028	970,000	970,542
Sacramento CA City Uni Sch Dis 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	495,000	554,457
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	1,000,000	915,112
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	1,670,000	1,535,160
State of California Gen. Oblig. 4% 11/1/2034	4,915,000	5,107,866
State of California Gen. Oblig. 4% 11/1/2036	9,885,000	10,162,732
State of California Gen. Oblig. 5% 10/1/2039	2,145,000	2,342,045
State of California Gen. Oblig. 5% 11/1/2032	10,000,000	10,934,306
State of California Gen. Oblig. 5% 11/1/2032	6,140,000	6,713,664
State of California Gen. Oblig. 5% 3/1/2037	10,270,000	11,635,605
State of California Gen. Oblig. 5% 3/1/2038	12,390,000	13,941,036
State of California Gen. Oblig. 5% 9/1/2035	3,635,000	4,032,203
State of California Gen. Oblig. 5.25% 12/1/2033	110,000	110,247
State of California Gen. Oblig. 5.25% 4/1/2034	30,000	30,067
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,013
State of California Gen. Oblig. Series 2016, 5% 8/1/2029	6,970,000	7,025,708
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	2,755,000	2,782,565
State of California Gen. Oblig. Series 2022, 5% 4/1/2035	2,520,000	2,647,209
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2040	3,400,000	3,423,420
TOTAL GENERAL OBLIGATIONS		394,069,314
Health Care - 0.6%
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024 B1, 5% tender 11/15/2061 (b)	32,400,000	34,475,440
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (b)	34,960,000	38,474,278
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2031 (Assured Guaranty Inc Insured)	400,000	417,396
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2032 (Assured Guaranty Inc Insured)	210,000	219,538
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2033 (Assured Guaranty Inc Insured)	435,000	452,404
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5.25% 11/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,048,959
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2009 C 2, 5% tender 4/1/2046 (b)	7,865,000	8,498,324
TOTAL HEALTH CARE		83,586,339
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	3,189,834	3,250,692
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	19,906,182	19,596,119
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,720,288	7,774,058
TOTAL HOUSING		30,620,869
Other - 0.1%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	4,415,000	4,458,589
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	14,460,000	13,708,390
TOTAL OTHER		18,166,979
Resource Recovery - 0.1%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	4,420,000	4,558,415
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024A, 3.875% tender 3/1/2054 (b)(c)	8,085,000	8,029,247
TOTAL RESOURCE RECOVERY		12,587,662
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (f)	120,475,000	12,026,465
Transportation - 1.5%
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (c)	4,605,000	4,567,842
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)	10,000,000	11,179,855
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)	9,270,000	10,363,726
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)	1,840,000	1,981,736
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (c)	9,740,000	10,761,683
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (c)	6,885,000	7,357,678
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (c)	6,455,000	7,132,101
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2036 (c)	2,960,000	3,022,835
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (c)	2,085,000	2,177,985
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2038 (c)	3,045,000	3,132,592
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (c)	2,455,000	2,600,136
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (c)	5,820,000	5,948,106
Los Angeles CA Dept Arpts Rev Series 2022A, 4% 5/15/2037 (c)	13,805,000	13,790,008
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2036 (c)	755,000	810,956
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2033 (c)	12,595,000	13,862,548
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2034 (c)	13,295,000	14,650,419
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2035 (c)	5,000,000	5,475,947
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2036 (c)	1,500,000	1,627,121
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2037 (c)	1,000,000	1,074,752
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2038 (c)	1,000,000	1,068,772
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (c)	1,200,000	1,304,382
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Inc Insured) (c)	1,100,000	1,111,703
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Inc Insured) (c)	1,000,000	992,875
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,250,000	1,252,147
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (c)	3,280,000	3,346,756
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2030 (c)	795,000	854,293
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2037 (c)	16,945,000	17,900,600
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2038 (c)	17,150,000	18,040,291
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2039 (c)	3,515,000	3,738,284
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2040 (c)	3,290,000	3,481,846
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	13,295,000	13,583,806
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (c)	3,290,000	3,404,907
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (c)	12,310,000	13,098,746
TOTAL TRANSPORTATION		204,697,434
Water & Sewer - 0.4%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (f)	5,845,000	5,490,582
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	42,270,000	44,772,097
TOTAL WATER & SEWER		50,262,679
TOTAL CALIFORNIA		867,021,722
Colorado - 1.9%
Electric Utilities - 0.0%
Colorado Springs Colo Utils 5% 11/15/2033	400,000	434,608
Colorado Springs Colo Utils 5% 11/15/2034	685,000	740,810
Colorado Springs Colo Utils 5% 11/15/2035	460,000	494,819
Colorado Springs Colo Utils 5% 11/15/2036	440,000	470,950
Colorado Springs Colo Utils 5% 11/15/2037	635,000	676,816
Colorado Springs Colo Utils 5% 11/15/2038	885,000	940,020
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2036	525,000	534,601
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2037	670,000	679,349
Colorado Springs Colo Utils Series 2020A, 5% 11/15/2033	700,000	760,564
TOTAL ELECTRIC UTILITIES		5,732,537
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 5% tender 11/15/2049 (b)	930,000	944,272
General Obligations - 0.4%
Adams Cnty CO Sch Dist No 014 5% 12/1/2033	1,170,000	1,326,265
Adams Cnty CO Sch Dist No 014 5% 12/1/2034	1,310,000	1,493,196
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2035	1,000,000	1,166,264
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2036	1,500,000	1,734,688
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2037	2,100,000	2,411,435
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2038	1,500,000	1,712,435
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2039	1,650,000	1,875,475
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2040	2,250,000	2,543,284
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	3,000,000	3,036,511
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 5% 12/15/2034	6,940,000	7,550,742
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2035	16,240,000	13,682,969
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	13,075,000	10,717,839
Regional Trans Dist CO Ctfs Part 5% 6/1/2030	3,000,000	3,205,761
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	1,580,000	1,684,287
TOTAL GENERAL OBLIGATIONS		54,141,151
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	9,160,000	9,289,650
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	20,790,000	22,439,678
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	4,000,000	4,153,658
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	5,205,000	5,210,278
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2024A, 5% 12/1/2039	10,665,000	11,383,787
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2031	2,500,000	2,749,069
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2032	2,000,000	2,223,159
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	8,705,000	8,783,649
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	11,655,000	12,253,530
TOTAL HEALTH CARE		78,486,458
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	605,000	611,481
Colorado Hsg Fin Auth Series 05FN Class PT, 2.8% 9/1/2035	2,436,518	2,098,067
TOTAL HOUSING		2,709,548
Special Tax - 0.1%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4% 12/1/2046 (Assured Guaranty Inc Insured)	1,805,000	1,664,703
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4.25% 12/1/2054 (Assured Guaranty Inc Insured)	1,170,000	1,051,984
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2032 (Assured Guaranty Inc Insured)	1,050,000	1,142,453
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2033 (Assured Guaranty Inc Insured)	2,000,000	2,167,186
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2034 (Assured Guaranty Inc Insured)	1,810,000	1,955,405
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2038 (Assured Guaranty Inc Insured)	1,165,000	1,241,963
TOTAL SPECIAL TAX		9,223,694
Transportation - 0.8%
Denver CO City & Cnty Arpt 5% 12/1/2031 (c)	15,915,000	16,600,450
Denver CO City & Cnty Arpt 5.5% 11/15/2031 (c)	15,970,000	17,867,400
Denver CO City & Cnty Arpt 5.5% 11/15/2032 (c)	4,390,000	4,971,443
Denver CO City & Cnty Arpt 5.5% 11/15/2033 (c)	4,935,000	5,562,787
Denver CO City & Cnty Arpt 5.75% 11/15/2034 (c)	2,540,000	2,897,350
Denver CO City & Cnty Arpt 5.75% 11/15/2035 (c)	2,360,000	2,676,736
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (c)	1,025,000	1,060,337
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (c)	5,890,000	6,085,304
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2029 (c)	4,855,000	5,007,165
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2030 (c)	3,885,000	4,001,195
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (c)	7,475,000	8,051,401
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2035 (c)	3,350,000	3,462,178
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2026 (c)	15,500,000	15,709,737
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2037 (c)	7,000,000	7,450,025
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2035 (f)	1,940,000	1,417,793
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (f)	2,915,000	1,933,991
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2038 (f)	3,650,000	2,301,873
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2028	2,000,000	2,107,897
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2034	1,135,000	1,218,314
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2033	580,000	588,011
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2035	1,900,000	1,902,688
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2038	700,000	680,188
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2039	1,800,000	1,730,869
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2030	500,000	528,652
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2031	500,000	533,777
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2032	700,000	745,738
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2030	350,000	371,953
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2031	500,000	532,951
TOTAL TRANSPORTATION		117,998,203
TOTAL COLORADO		269,235,863
Connecticut - 1.2%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2033	615,000	676,729
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2034	830,000	908,257
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2037	1,010,000	1,082,953
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	4,400,000	3,870,782
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	3,025,000	2,323,572
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	576,025
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	6,820,000	6,848,284
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2026	2,200,000	2,213,567
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2029	970,000	1,020,356
TOTAL EDUCATION		19,520,525
General Obligations - 0.4%
Connecticut St Gen. Oblig. 4% 1/15/2039	6,745,000	6,796,292
Connecticut St Gen. Oblig. 4% 6/1/2035	1,000,000	1,027,383
Connecticut St Gen. Oblig. 4% 6/1/2037	950,000	964,573
Connecticut St Gen. Oblig. 5% 6/15/2033	300,000	335,634
Connecticut St Gen. Oblig. 5% 6/15/2036	300,000	328,625
Connecticut St Gen. Oblig. 5% 9/15/2031	600,000	668,135
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2029	4,000,000	4,227,680
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2030	4,000,000	4,220,122
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2032	1,300,000	1,366,655
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	2,345,000	2,505,975
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2034	2,635,000	2,786,977
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	915,000	964,495
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,195,000	3,074,045
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	3,665,000	3,262,535
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2035	1,000,000	1,146,605
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2036	2,250,000	2,551,885
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2037	1,395,000	1,569,993
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2041	6,310,000	6,927,637
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2043	1,350,000	1,464,022
Connecticut St Gen. Oblig. Series E, 5% 10/15/2029	4,975,000	5,035,396
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2028 (Connecticut St Guaranteed)	1,780,000	1,880,734
Connecticut St Series 2024 G, 3% 11/15/2042	2,370,000	2,027,851
Connecticut St Series 2024 G, 3% 11/15/2043	1,480,000	1,243,956
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2028	1,260,000	1,336,489
TOTAL GENERAL OBLIGATIONS		57,713,694
Health Care - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (d)(h)	6,000,000	3,300,000
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	1,750,000	1,752,379
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2030	1,830,000	1,959,166
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2031	2,975,000	3,173,363
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2033	4,925,000	5,208,689
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	2,050,000	2,159,010
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2020 A, 5% 7/1/2029	1,000,000	1,064,481
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (b)	2,555,000	2,589,909
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2029	820,000	861,449
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	3,915,000	4,212,196
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2033	3,270,000	3,504,134
TOTAL HEALTH CARE		29,784,776
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 3% 5/15/2051	12,695,000	12,481,918
Special Tax - 0.4%
Connecticut St Gen. Oblig. 4% 1/15/2036	6,860,000	7,073,032
Connecticut St Spl Tax Oblig 5% 7/1/2032	2,000,000	2,242,862
Connecticut St Spl Tax Oblig 5% 7/1/2032	1,255,000	1,407,396
Connecticut St Spl Tax Oblig 5% 7/1/2032 (Escrowed to Maturity)	245,000	274,007
Connecticut St Spl Tax Oblig 5% 7/1/2033	2,065,000	2,338,243
Connecticut St Spl Tax Oblig 5% 7/1/2033	1,000,000	1,132,321
Connecticut St Spl Tax Oblig 5% 7/1/2034	1,500,000	1,677,326
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	3,675,000	3,938,577
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	2,200,000	2,392,492
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	11,065,000	12,491,838
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2038	2,340,000	2,603,251
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2039	8,370,000	9,254,547
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2040	4,000,000	4,403,558
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	2,495,000	2,519,328
TOTAL SPECIAL TAX		53,748,778
TOTAL CONNECTICUT		173,249,691
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Co Proj.) Series 2020A, 3.6% 1/1/2031	2,905,000	2,977,297
Special Tax - 0.0%
Delaware Trans Auth Tran Sys Rev Series 2020, 5% 7/1/2032	2,150,000	2,335,948
TOTAL DELAWARE		5,313,245
Delaware,New Jersey - 0.0%
Transportation - 0.0%
Delaware River & Bay Auth Series 2021, 4% 1/1/2039	1,350,000	1,360,033
Delaware River & Bay Auth Series 2021, 4% 1/1/2040	1,200,000	1,204,514
Delaware River & Bay Auth Series 2021, 4% 1/1/2041	700,000	700,287
Delaware River & Bay Auth Series 2021, 4% 1/1/2042	365,000	362,679
Delaware River & Bay Auth Series 2021, 5% 1/1/2027	730,000	743,453
Delaware River & Bay Auth Series 2021, 5% 1/1/2031	150,000	164,767
Delaware River & Bay Auth Series 2021, 5% 1/1/2036	510,000	558,919
TOTAL DELAWARE,NEW JERSEY		5,094,652
District Of Columbia - 0.2%
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2036	2,500,000	2,560,742
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2037	2,500,000	2,546,668
District Columbia Gen. Oblig. Series 2021 E, 4% 2/1/2037	3,240,000	3,300,481
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2039	4,000,000	4,338,002
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2040	1,330,000	1,437,284
TOTAL GENERAL OBLIGATIONS		14,183,177
Special Tax - 0.0%
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2040	3,555,000	3,814,402
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	9,535,000	9,516,291
TOTAL DISTRICT OF COLUMBIA		27,513,870
District Of Columbia,Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2034	7,990,000	8,157,577
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2037	6,750,000	7,218,060
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2033	1,305,000	1,465,532
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2034	2,450,000	2,729,083
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2035	2,000,000	2,210,117
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2037	1,400,000	1,524,004
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2038	1,100,000	1,190,905
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2039	1,655,000	1,783,489
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		26,278,767
District Of Columbia,Virginia - 0.8%
Transportation - 0.8%
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (c)	2,335,000	2,396,184
Metropolitan Wash DC Arpts Ath 5% 10/1/2034 (c)	1,940,000	1,983,290
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2028 (c)	3,885,000	4,076,092
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2029 (c)	4,030,000	4,218,290
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2030 (c)	3,165,000	3,306,829
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2031 (c)	4,540,000	4,735,183
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2037 (c)	1,680,000	1,659,105
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2038 (c)	1,865,000	1,820,536
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (c)	3,250,000	3,110,569
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2030 (c)	7,470,000	8,054,482
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2031 (c)	12,695,000	13,834,398
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2032 (c)	18,670,000	20,217,928
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2033 (c)	19,170,000	20,666,266
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2034 (c)	4,480,000	4,808,791
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2035 (c)	3,985,000	4,257,010
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2036 (c)	3,175,000	3,374,235
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2031 (c)	2,680,000	2,920,535
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2032 (c)	1,250,000	1,370,536
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2035	1,185,000	1,190,802
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2033	1,250,000	1,311,276
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	1,000,000	710,514
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		110,022,851
Florida - 5.2%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2031	2,000,000	2,097,995
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2034	1,250,000	1,294,318
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2035	500,000	515,252
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2028	1,060,000	1,097,443
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2030	1,500,000	1,562,982
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2031	1,750,000	1,817,404
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2032	1,305,000	1,350,054
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2029	1,635,000	1,566,980
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2030	1,715,000	1,616,589
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2031	1,805,000	1,677,910
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2032	1,890,000	1,725,528
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2035	400,000	402,589
TOTAL EDUCATION		16,725,044
Electric Utilities - 0.2%
Jacksonville FL Elec Auth Sys Rev Series 2017 B, 5% 10/1/2026	6,680,000	6,756,344
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 4% 10/1/2035	5,000,000	5,042,483
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2030	5,055,000	5,494,682
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2031	2,625,000	2,840,950
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2032	4,385,000	4,726,720
Jacksonville FL Elec Auth Sys Rev Series 2024 A, 5% 10/1/2036	1,500,000	1,683,930
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2034 (Assured Guaranty Inc Insured)	1,135,000	1,296,007
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2036 (Assured Guaranty Inc Insured)	1,085,000	1,214,472
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2038 (Assured Guaranty Inc Insured)	1,230,000	1,367,697
TOTAL ELECTRIC UTILITIES		30,423,285
Escrowed/Pre-Refunded - 0.0%
Tampa Bay Water Series 2001 A, 6% 10/1/2029 (Escrowed to Maturity)	2,430,000	2,682,713
General Obligations - 1.7%
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2027 (Assured Guaranty Inc Insured)	4,285,000	4,405,179
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2028 (Assured Guaranty Inc Insured)	7,045,000	7,391,151
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2031	3,000,000	3,227,370
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	2,430,000	2,444,543
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2031 (Assured Guaranty Inc Insured)	10,700,000	11,808,544
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2032 (Assured Guaranty Inc Insured)	4,250,000	4,735,447
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2018 A, 5% 11/1/2029	6,245,000	6,745,653
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	6,955,000	7,438,948
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Inc Insured)	6,935,000	7,592,456
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2033 (Assured Guaranty Inc Insured)	2,000,000	2,243,975
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,400,000	1,582,770
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,136,077
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2036 (Assured Guaranty Inc Insured)	1,500,000	1,694,092
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2037 (Assured Guaranty Inc Insured)	1,400,000	1,564,342
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2038 (Assured Guaranty Inc Insured)	2,650,000	2,946,750
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2039 (Assured Guaranty Inc Insured)	2,500,000	2,770,944
Miami-Dade Cnty FL Gen. Oblig. 5% 7/1/2031	11,690,000	12,715,754
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2029	6,435,000	6,447,474
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2030	6,310,000	6,322,124
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2031	19,200,000	19,235,259
Miami-Dade Cnty FL Seaport Rev (Miami-Dade Cnty FL Proj.) Series SUB 2021 B2, 4% 10/1/2038	3,000,000	3,030,741
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2021 A, 4% 4/1/2044	8,990,000	8,490,651
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2021 A, 4% 4/1/2046	9,860,000	9,179,494
Orange Cnty FL Sch Brd Ctf Par (Orange Cnty FL Sch Dist Proj.) Series 2024A, 5% 8/1/2034	35,000,000	39,644,157
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	3,720,000	3,966,992
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2039	7,440,000	7,908,592
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	7,910,000	8,615,968
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2031	13,500,000	14,908,444
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2033 (Assured Guaranty Inc Insured)	3,000,000	3,225,818
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2034 (Assured Guaranty Inc Insured)	2,250,000	2,409,926
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2032	2,175,000	2,408,988
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2034	2,400,000	2,634,736
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2038	2,905,000	3,120,265
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2039	3,060,000	3,271,957
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2040	3,215,000	3,422,519
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	3,885,000	3,884,999
TOTAL GENERAL OBLIGATIONS		234,573,099
Health Care - 0.8%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2030	2,690,000	2,896,766
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	620,000	682,711
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2037	985,000	1,065,972
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2039	1,670,000	1,789,004
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Inc Insured)	900,000	968,855
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2041 (Assured Guaranty Inc Insured)	750,000	803,443
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,063,531
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2043 (Assured Guaranty Inc Insured)	1,000,000	1,054,659
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2044 (Assured Guaranty Inc Insured)	1,150,000	1,202,342
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	3,365,000	3,560,177
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	2,340,000	2,496,615
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	4,570,000	3,973,072
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	17,180,000	18,542,993
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (b)	5,700,000	6,152,215
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	7,565,000	8,354,818
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2033	1,650,000	1,725,004
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2034	3,250,000	3,386,381
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2035	6,325,000	6,564,941
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2037	2,190,000	2,254,568
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2039	1,500,000	1,537,329
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A3, 5% tender 4/1/2065 (b)	11,025,000	12,171,962
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2032	1,605,000	1,780,743
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2033	750,000	833,382
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2034	1,000,000	1,104,915
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2035	1,000,000	1,095,784
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2036	600,000	652,902
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	1,670,000	1,670,946
South Broward Hosp Dist FL Rev Series 2021 A, 2.5% 5/1/2047	3,000,000	1,975,719
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2025A, 5% 8/15/2035	22,305,000	25,101,543
TOTAL HEALTH CARE		116,463,292
Housing - 0.0%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	4,190,000	4,654,606
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	615,000	626,160
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	1,000,000	1,005,216
TOTAL OTHER		1,631,376
Resource Recovery - 0.0%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (c)	2,200,000	2,216,790
Special Tax - 0.4%
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2031	2,445,000	2,625,589
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2034	5,390,000	5,706,151
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2036	3,000,000	3,144,853
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2037	6,135,000	6,409,748
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2041	2,700,000	2,650,824
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2028	5,385,000	5,443,837
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2029	3,985,000	4,027,944
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2030	7,215,000	7,291,315
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2035 (Assured Guaranty Inc Insured)	1,525,000	1,683,396
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2036 (Assured Guaranty Inc Insured)	1,995,000	2,173,975
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2037 (Assured Guaranty Inc Insured)	1,750,000	1,888,353
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2039 (Assured Guaranty Inc Insured)	2,000,000	2,139,019
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2040 (Assured Guaranty Inc Insured)	2,000,000	2,120,561
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5.25% 3/1/2041 (Assured Guaranty Inc Insured)	1,755,000	1,883,601
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 3.75% 5/1/2029 (d)	995,000	998,576
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.55% 5/1/2044 (d)	1,095,000	1,050,483
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.8% 5/1/2055 (d)	2,245,000	2,088,430
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.25% 5/1/2028 (d)	500,000	504,767
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.375% 5/1/2033 (d)	1,000,000	1,024,332
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.85% 5/1/2038 (d)	915,000	936,428
TOTAL SPECIAL TAX		55,792,182
Transportation - 1.9%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2029 (c)	4,090,000	4,096,396
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (c)	2,915,000	2,919,182
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (c)	3,885,000	3,890,308
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (c)	2,050,000	2,102,634
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2031 (c)	3,100,000	3,176,191
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (c)	1,000,000	1,018,652
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2039 (c)	1,750,000	1,803,083
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2028 (c)	6,000,000	6,295,124
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2029 (c)	5,000,000	5,320,514
Broward Cnty FL Port Everglades Series 2019 A, 5% 9/1/2032	1,055,000	1,119,096
Broward Cnty FL Port Everglades Series 2019 B, 4% 9/1/2037 (c)	1,970,000	1,968,476
Broward Cnty FL Port Everglades Series 2019 B, 5% 9/1/2028 (c)	710,000	737,131
Florida St Dept Transn Tpk Rev 5% 7/1/2036	10,365,000	11,830,091
Florida St Dept Transn Tpk Rev 5% 7/1/2037	5,345,000	6,040,064
Florida St Dept Transn Tpk Rev 5% 7/1/2038	5,480,000	6,145,286
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2035	4,020,000	3,832,557
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2032 (Assured Guaranty Inc Insured)	6,000,000	6,608,401
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2033 (Assured Guaranty Inc Insured)	3,750,000	4,170,589
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2034 (Assured Guaranty Inc Insured)	5,035,000	5,605,882
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Inc Insured)	1,860,000	2,066,507
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2037 (Assured Guaranty Inc Insured)	2,310,000	2,526,235
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2031 (c)	4,225,000	4,473,922
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2044 (c)	14,200,000	14,453,995
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2035 (c)	3,125,000	3,438,089
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2036 (c)	4,000,000	4,367,886
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2037 (c)	4,000,000	4,337,722
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2038 (c)	7,680,000	8,275,966
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2039 (c)	8,050,000	8,618,348
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2040 (c)	6,585,000	7,156,658
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2041 (c)	18,340,000	19,874,529
Greater Orlando Aviation Authority (United Airlines Inc Proj.) Series 2025, 5.25% 11/1/2034 (c)	3,000,000	3,129,765
Greater Orlando Aviation Authority (United Airlines Inc Proj.) Series 2025, 5.25% 11/1/2035 (c)	2,630,000	2,723,681
Greater Orlando Aviation Authority (United Airlines Inc Proj.) Series 2025, 5.5% 11/1/2036 (c)	4,000,000	4,190,084
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2034 (c)	5,055,000	5,592,442
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2035 (c)	4,215,000	4,627,592
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2036 (c)	3,975,000	4,331,518
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2037 (c)	4,445,000	4,810,236
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2038 (c)	4,880,000	5,247,727
Lee Cnty FL Airport 5% 10/1/2036 (c)	400,000	437,701
Lee Cnty FL Airport 5% tender 10/1/2056 (b)(c)	5,405,000	5,792,929
Lee Cnty FL Airport 5.25% 10/1/2037 (c)	2,000,000	2,238,681
Lee Cnty FL Airport 5.25% 10/1/2038 (c)	2,000,000	2,222,104
Lee Cnty FL Airport 5.25% 10/1/2039 (c)	1,750,000	1,931,081
Lee Cnty FL Airport 5.25% 10/1/2040 (c)	2,250,000	2,466,270
Lee Cnty FL Airport 5.25% 10/1/2041 (c)	2,500,000	2,730,941
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2036	2,000,000	2,006,742
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2030	2,430,000	2,455,965
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031	970,000	980,006
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2032	2,150,000	2,330,933
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2033	3,325,000	3,591,256
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev 5% 7/1/2040	7,965,000	7,971,170
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2031	1,455,000	1,461,482
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,865,000	3,881,536
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,205,000	3,217,985
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2034	970,000	973,710
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) 5% 7/1/2035	5,000,000	5,269,648
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	4,000,000	4,013,477
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2028 (f)	490,000	446,737
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2029 (f)	700,000	612,709
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2035 (c)	3,650,000	4,007,286
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2036 (c)	3,105,000	3,383,488
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2039 (c)	3,225,000	3,500,604
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2040 (c)	1,460,000	1,575,843
TOTAL TRANSPORTATION		262,422,843
Water & Sewer - 0.1%
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	5,000,000	4,718,148
Miami Beach Fla Wtr & Swr Rev Series 2021 A, 3% 12/1/2037	1,545,000	1,381,504
Miami Beach Fla Wtr & Swr Rev Series 2021 A, 3% 12/1/2038	1,145,000	1,001,816
TOTAL WATER & SEWER		7,101,468
TOTAL FLORIDA		734,686,698
Georgia - 4.2%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	2,365,000	2,428,458
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	955,000	951,191
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2041	1,500,000	1,469,552
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2032	800,000	873,874
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2034	2,420,000	2,618,178
TOTAL EDUCATION		8,341,253
Electric Utilities - 1.0%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	19,870,000	20,207,579
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.93% 11/1/2062 VRDN (b)(c)	4,100,000	4,100,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	5,685,000	5,702,857
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 1996, 2.8% 10/1/2032	15,980,000	15,467,507
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	19,400,000	19,544,361
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (b)	7,340,000	7,431,985
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	6,830,000	6,918,056
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Inc Insured)	1,100,000	1,012,687
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2027	990,000	1,008,312
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028	520,000	541,994
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2029	1,140,000	1,205,737
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031	700,000	737,006
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	515,000	541,258
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033	1,200,000	1,258,326
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2062 (Assured Guaranty Inc Insured)	3,345,000	3,327,238
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2027	600,000	622,581
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2028	820,000	867,647
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2029	935,000	1,004,354
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2033 (Assured Guaranty Inc Insured)	360,000	399,362
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,103,580
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Inc Insured)	365,000	402,806
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Inc Insured)	845,000	927,453
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Inc Insured)	310,000	340,248
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Inc Insured)	650,000	708,979
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Inc Insured)	450,000	490,832
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2037 (Assured Guaranty Inc Insured)	495,000	536,432
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Inc Insured)	1,230,000	1,325,143
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Inc Insured)	435,000	468,918
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2039 (Assured Guaranty Inc Insured)	500,000	536,333
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2031	1,000,000	1,090,118
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2032	1,150,000	1,248,350
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2033	1,000,000	1,081,461
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2035	2,000,000	2,146,343
Georgia Mun Elec Auth Pwr Rev Series 2020A, 4% 1/1/2034	1,870,000	1,889,979
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2031	1,250,000	1,362,647
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2032	1,000,000	1,085,522
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2037 (Assured Guaranty Inc Insured)	2,845,000	3,067,377
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	3,655,000	4,071,126
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037	2,535,000	2,781,661
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2042	1,150,000	1,218,350
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2043	1,050,000	1,105,579
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,125,000	1,245,618
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2044 (Build America Mutual Assurance Co Insured)	1,250,000	1,335,977
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	2,305,000	2,372,397
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.8% tender 10/1/2048 (b)	2,880,000	2,833,093
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.8% tender 4/1/2043 (b)	4,000,000	3,931,260
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	2,495,000	2,513,566
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	4,930,000	4,993,559
TOTAL ELECTRIC UTILITIES		140,113,554
General Obligations - 2.5%
Atlanta GA Gen. Oblig. 5% 12/1/2034 (Pre-refunded to 12/1/2032 at 100)	2,250,000	2,541,238
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2034	8,545,000	8,825,320
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2035	11,000,000	11,317,617
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	8,420,000	8,504,668
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	49,740,000	50,319,391
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	16,235,000	17,329,297
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	17,250,000	18,049,412
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	47,695,000	51,006,092
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2029 (Citigroup Inc Guaranteed)	3,515,000	3,545,319
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	28,790,000	29,073,017
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	34,655,000	36,157,468
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	14,245,000	14,936,430
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	17,055,000	17,930,515
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	28,360,000	29,784,815
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	23,555,000	24,960,661
Main Street Natural Gas Inc Series 2024C, 5% tender 12/1/2054 (Citigroup Inc Guaranteed) (b)	9,100,000	9,603,112
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	13,735,000	14,583,254
TOTAL GENERAL OBLIGATIONS		348,467,626
Health Care - 0.2%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2038	2,000,000	2,091,871
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2039	1,250,000	1,303,089
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	10,100,000	10,630,053
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	6,030,000	6,041,339
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2026	1,000,000	1,005,787
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2028	2,000,000	2,107,640
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2036	1,300,000	1,369,927
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2037	1,600,000	1,680,265
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2039	1,250,000	1,303,089
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2024, 5% 10/15/2034	5,000,000	5,595,512
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2020, 4% 8/1/2038	2,000,000	1,861,074
TOTAL HEALTH CARE		34,989,646
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2020 A, 3.05% 12/1/2040	1,000,000	864,200
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025 C, 6.25% 12/1/2055	7,870,000	8,697,655
TOTAL HOUSING		9,561,855
Transportation - 0.4%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2037 (c)	3,750,000	4,044,053
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2038 (c)	2,750,000	2,949,005
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2040 (c)	1,565,000	1,661,306
Atlanta GA Arpt Rev Series 2021 C, 4% 7/1/2038 (c)	745,000	722,067
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2032 (c)	1,750,000	1,900,732
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2033 (c)	1,050,000	1,133,871
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2034 (c)	750,000	806,534
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2035 (c)	1,000,000	1,070,686
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2036 (c)	1,050,000	1,117,046
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2037 (c)	1,115,000	1,180,601
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2034 (c)	625,000	690,783
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2035 (c)	795,000	880,206
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2036 (c)	1,700,000	1,861,974
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2037 (c)	3,455,000	3,757,904
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2038 (c)	3,915,000	4,231,630
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2039 (c)	4,115,000	4,421,945
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2036 (c)	3,250,000	3,559,655
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2039 (c)	3,750,000	4,029,719
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2040 (c)	3,950,000	4,221,464
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2042 (c)	2,200,000	2,382,037
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2043 (c)	4,750,000	5,096,274
TOTAL TRANSPORTATION		51,719,492
Water & Sewer - 0.0%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2027	970,000	976,602
TOTAL GEORGIA		594,170,028
Hawaii - 0.4%
Education - 0.0%
University Hawaii Rev Series 2020B, 5% 10/1/2030	4,280,000	4,677,469
General Obligations - 0.2%
Hawaii St Gen. Oblig. 5% 1/1/2030	5,140,000	5,462,715
Hawaii St Gen. Oblig. 5% 1/1/2031	1,250,000	1,324,607
Hawaii St Gen. Oblig. 5% 1/1/2035	5,000,000	5,252,397
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2030	6,500,000	6,850,041
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2034	850,000	871,754
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2037	750,000	759,162
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2033	1,955,000	2,114,905
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	860,000	927,125
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	700,000	710,408
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2028	4,210,000	4,469,913
TOTAL GENERAL OBLIGATIONS		28,743,027
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2036 (c)	925,000	918,712
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2037 (c)	1,385,000	1,362,294
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2038 (c)	1,400,000	1,363,404
Hawaii St Arpts Sys Rev Series 2020 A, 5% 7/1/2033 (c)	6,795,000	7,230,348
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2033 (c)	1,000,000	1,010,958
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2035 (c)	575,000	576,760
TOTAL TRANSPORTATION		12,462,476
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2034	2,125,000	2,432,597
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035	1,125,000	1,295,728
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	3,245,000	3,631,315
TOTAL WATER & SEWER		7,359,640
TOTAL HAWAII		53,242,612
Idaho - 0.1%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, Id Proj.) Series 2025 C, 5% tender 3/1/2060 (b)	11,000,000	11,842,606
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	300,000	302,037
Transportation - 0.0%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2036	2,250,000	2,278,441
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2037	750,000	756,077
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	1,750,000	1,752,376
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,492,920
TOTAL TRANSPORTATION		6,279,814
TOTAL IDAHO		18,424,457
Illinois - 7.4%
Education - 0.5%
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2041	4,300,000	4,710,316
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2042	5,275,000	5,742,976
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2043	5,130,000	5,553,718
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5.25% 4/1/2044	1,845,000	1,981,979
Board of Trustees of the University of Illinois/The Series 2025 A, 5% 4/1/2035	3,600,000	4,108,598
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	1,000,000	894,723
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2029	650,000	648,519
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2031	500,000	496,285
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2032	1,000,000	989,073
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	750,000	712,449
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	845,000	789,546
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,680,000	1,691,170
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2035	625,000	686,995
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2036	400,000	436,565
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2040	2,500,000	2,672,888
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2031	7,100,000	7,785,308
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2032	7,860,000	8,718,955
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	3,045,000	3,408,087
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2034	13,000,000	14,617,779
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2041	625,000	681,046
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2042	700,000	759,602
TOTAL EDUCATION		68,086,577
Escrowed/Pre-Refunded - 0.0%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	255,000	259,911
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	35,000	35,421
Illinois Finance Authority Rev 5% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	670,000	683,796
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Escrowed to Maturity) (f)	815,000	802,515
TOTAL ESCROWED/PRE-REFUNDED		1,781,643
General Obligations - 3.1%
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2028 (f)	575,000	539,905
Chicago IL Brd Ed 5% 12/1/2026	1,635,000	1,646,237
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2046	3,275,000	2,990,800
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	6,280,000	6,379,580
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2033	700,000	701,849
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,400,000	1,404,053
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	6,520,000	6,667,381
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	1,335,000	1,362,008
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	510,000	521,528
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	930,000	954,828
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	900,000	918,207
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,250,000	1,268,800
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	3,250,000	3,328,625
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	11,070,000	10,035,274
Chicago IL Brd Ed Series D, 5% 12/1/2027	2,500,000	2,539,642
Chicago IL Gen. Oblig. 4% 1/1/2035	8,000,000	7,635,594
Chicago IL Gen. Oblig. 5% 1/1/2034	7,000,000	7,214,878
Chicago IL Gen. Oblig. 5% 1/1/2035	2,460,000	2,522,982
Chicago IL Gen. Oblig. 5.25% 1/1/2036	1,500,000	1,548,429
Chicago IL Gen. Oblig. Series 2019A, 5.5% 1/1/2035	2,000,000	2,051,641
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	4,995,000	5,124,284
Chicago IL Gen. Oblig. Series 2025B, 5.25% 1/1/2037	7,195,000	7,491,702
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2038	2,705,000	2,863,364
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2040	1,315,000	1,373,640
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2041	2,705,000	2,817,178
Chicago IL Gen. Oblig. Series 2025C, 5.5% 1/1/2041	5,865,000	6,108,225
Chicago IL Gen. Oblig. Series 2025E, 5.5% 1/1/2041	9,000,000	9,373,235
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	2,300,000	2,332,538
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	1,575,000	1,587,637
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	1,585,000	1,617,196
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	795,000	818,128
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	4,365,000	4,707,083
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2033	1,425,000	1,571,580
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	1,125,000	955,370
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	1,165,000	959,306
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	2,535,000	2,302,298
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2033	620,000	697,391
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2034	650,000	723,098
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2035	500,000	552,717
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2036	780,000	853,443
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2037	750,000	815,807
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2038	500,000	542,339
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2039	600,000	650,683
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2040	500,000	539,211
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	935,000	950,743
Illinois St Gen. Oblig. 5% 2/1/2027	4,160,000	4,234,944
Illinois St Gen. Oblig. 5% 3/1/2029	3,650,000	3,856,759
Illinois St Gen. Oblig. 5% 3/1/2030	15,000,000	16,067,784
Illinois St Gen. Oblig. 5% 3/1/2031	23,510,000	25,454,056
Illinois St Gen. Oblig. 5% 3/1/2032	6,160,000	6,719,968
Illinois St Gen. Oblig. 5% 3/1/2033	14,300,000	15,503,549
Illinois St Gen. Oblig. 5% 3/1/2036	18,040,000	19,193,943
Illinois St Gen. Oblig. 5.5% 1/1/2028	1,410,000	1,474,312
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2033	1,085,000	1,086,290
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2030	10,690,000	11,450,974
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2035	8,775,000	9,397,530
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	4,590,000	4,911,658
Illinois St Gen. Oblig. Series JUNE 2022 B, 5% 3/1/2034	30,000,000	32,330,755
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	2,725,000	2,778,989
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	2,000,000	2,142,371
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	885,000	937,454
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	5,000,000	5,327,962
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	2,585,000	2,729,956
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2042	9,000,000	9,403,695
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2028	5,000,000	5,212,045
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	22,070,000	23,433,235
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2035	33,175,000	35,565,054
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	5,480,000	6,032,853
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2036	5,000,000	5,412,963
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,915,000	2,018,312
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2041	6,000,000	6,282,585
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	3,670,000	3,885,131
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	3,290,000	3,440,797
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	3,610,000	3,667,048
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2030	11,425,000	12,319,111
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	1,500,000	1,483,990
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Inc Insured)	8,335,000	8,396,057
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	1,790,000	1,840,957
Lake Cnty IL Forest Presv Dist Gen. Oblig. 2% 12/15/2033	1,000,000	844,396
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2032	11,240,000	11,787,685
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2034 (Assured Guaranty Inc Insured)	275,000	302,511
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2035 (Assured Guaranty Inc Insured)	250,000	272,861
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2036 (Assured Guaranty Inc Insured)	225,000	243,573
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2037 (Assured Guaranty Inc Insured)	315,000	338,368
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2038 (Assured Guaranty Inc Insured)	250,000	266,681
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2039 (Assured Guaranty Inc Insured)	350,000	371,181
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2035 (Assured Guaranty Inc Insured)	525,000	576,354
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2036 (Assured Guaranty Inc Insured)	260,000	283,836
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2037 (Assured Guaranty Inc Insured)	215,000	232,595
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2038 (Assured Guaranty Inc Insured)	230,000	247,571
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2039 (Assured Guaranty Inc Insured)	230,000	245,494
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Inc Insured) (f)	4,785,000	4,708,714
TOTAL GENERAL OBLIGATIONS		435,275,344
Health Care - 1.3%
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2033	1,300,000	1,435,082
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2034	870,000	954,370
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2035	885,000	964,762
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2036	530,000	573,879
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	6,800,000	6,924,525
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	10,570,000	10,735,678
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,650,000	1,673,938
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	12,725,000	12,904,327
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	1,755,000	1,761,990
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	2,125,000	2,133,464
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2026	1,940,000	1,952,756
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2028	2,040,000	2,117,163
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2029	9,870,000	10,331,549
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2030	9,845,000	10,278,992
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2031	21,400,000	22,304,863
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2027	1,015,000	1,016,394
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2028	1,215,000	1,219,574
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2029	1,830,000	1,836,831
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2032	3,375,000	3,387,514
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2028	2,380,000	2,385,552
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,330,000	1,332,871
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	9,255,000	9,630,392
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2026	2,600,000	2,602,187
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	780,000	781,770
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	2,655,000	2,501,051
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	15,000	14,384
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2033	4,185,000	4,241,002
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	2,065,000	2,087,720
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	3,335,000	2,508,965
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	2,940,000	3,167,915
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2030	2,170,000	2,348,180
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2031	1,060,000	1,144,136
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2032	1,500,000	1,612,523
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2033	1,250,000	1,336,706
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2038	2,700,000	2,842,217
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2039	3,300,000	3,454,041
Illinois Finance Authority Rev (Northwestern Memorial Hosp,Il Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,449,153
Illinois Finance Authority Rev (Rush University Medical Center Proj.) Series 2025, 5% 11/15/2035	11,125,000	12,389,578
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	13,745,000	14,797,978
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 3, 5% tender 8/15/2064 (b)	9,540,000	10,566,120
TOTAL HEALTH CARE		177,702,092
Housing - 0.2%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	3,390,000	3,273,933
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 C, 5% 4/1/2028	1,200,000	1,248,684
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	835,000	835,495
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	1,870,000	1,672,141
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) 3.5% 4/1/2052	9,050,000	9,003,215
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2024 I, 6% 10/1/2055	9,315,000	10,286,535
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	8,199,972	7,341,425
TOTAL HOUSING		33,661,428
Special Tax - 1.4%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2033	1,000,000	1,118,970
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2034	1,925,000	2,162,968
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2035	1,270,000	1,408,211
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2032	405,000	451,544
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2034	300,000	329,994
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2035	850,000	928,142
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2036	1,725,000	1,868,635
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2037	1,250,000	1,345,553
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2038	360,000	385,688
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2039	2,000,000	2,130,325
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2041	1,250,000	1,322,747
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2042	2,750,000	2,895,135
Illinois St Sales Tax Rev 5% 6/15/2026	1,500,000	1,507,287
Illinois St Sales Tax Rev 5% 6/15/2027	3,000,000	3,083,740
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	2,805,000	2,583,300
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2026	21,960,000	22,066,675
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2027	22,070,000	22,686,044
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2028	22,070,000	23,149,333
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	16,485,000	18,053,714
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	13,830,000	15,269,910
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	11,555,000	12,817,227
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	8,415,000	9,375,040
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	9,965,000	8,843,974
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (f)	15,070,000	13,326,012
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (f)	2,835,000	2,318,354
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (f)	4,240,000	2,593,604
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (f)	3,875,000	2,247,661
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (f)	2,185,000	2,040,447
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (f)	2,595,000	2,335,717
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (f)	2,080,000	1,378,215
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (f)	2,510,000	1,575,990
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (f)	1,500,000	893,587
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2039 (f)	4,325,000	2,442,086
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (f)	2,160,000	832,296
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (f)	3,985,000	1,440,228
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 6/15/2031 (f)	1,755,000	1,470,617
TOTAL SPECIAL TAX		190,678,970
Transportation - 0.8%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2032 (Build America Mutual Assurance Co Insured) (c)	9,830,000	10,685,793
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2033 (Build America Mutual Assurance Co Insured) (c)	3,000,000	3,275,560
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2029 (c)	1,000,000	1,050,831
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2030 (c)	3,000,000	3,186,764
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2031 (c)	3,080,000	3,293,803
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2032 (c)	3,400,000	3,659,115
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2033 (c)	3,745,000	4,053,829
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2034 (c)	2,000,000	2,166,219
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2035 (c)	2,000,000	2,170,462
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036 (Assured Guaranty Inc Insured)	5,000,000	5,080,329
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	2,415,000	2,454,235
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (c)	460,000	467,397
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031 (c)	2,850,000	2,886,439
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033 (c)	1,455,000	1,471,247
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,330,000	1,436,168
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2039 (Build America Mutual Assurance Co Insured)	1,195,000	1,292,082
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2040 (Build America Mutual Assurance Co Insured)	2,990,000	3,201,438
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2038 (c)	2,500,000	2,654,696
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (c)	2,555,000	2,697,545
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (c)	2,100,000	2,226,555
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2042 (c)	2,450,000	2,578,959
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2035 (c)	1,165,000	1,276,081
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2036 (c)	5,540,000	6,005,944
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2037 (c)	3,395,000	3,652,740
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (c)	2,470,000	2,512,068
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2037 (c)	2,400,000	2,677,354
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2038 (c)	4,915,000	5,446,028
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2039 (c)	1,400,000	1,541,526
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2040 (c)	1,370,000	1,498,511
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2027	2,250,000	2,294,398
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2028	2,500,000	2,610,585
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	1,735,000	1,737,942
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	4,350,000	4,657,760
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2039	2,100,000	2,227,077
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	4,580,000	4,828,034
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2028	1,250,000	1,303,766
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2029	1,400,000	1,486,421
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	235,000	253,692
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	460,000	503,783
TOTAL TRANSPORTATION		108,503,176
Water & Sewer - 0.1%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2033 (Build America Mutual Assurance Co Insured)	1,700,000	1,884,847
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2034 (Build America Mutual Assurance Co Insured)	1,250,000	1,394,908
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2035 (Build America Mutual Assurance Co Insured)	1,400,000	1,543,692
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2036 (Build America Mutual Assurance Co Insured)	2,800,000	3,070,527
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,835,000	1,995,271
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2029	5,030,000	5,115,829
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2031	1,525,000	1,674,417
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2032	570,000	634,158
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2033	1,420,000	1,596,881
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2035	690,000	786,817
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2036	940,000	1,066,728
TOTAL WATER & SEWER		20,764,075
TOTAL ILLINOIS		1,036,453,305
Indiana - 1.0%
Education - 0.0%
Indiana Secondary Mkt For Ed Lns Inc Student Ln Prog Rev Series 2025 1A, 5% 6/1/2030 (c)	1,040,000	1,083,439
Indiana Secondary Mkt For Ed Lns Inc Student Ln Prog Rev Series 2025 1A, 5% 6/1/2031 (c)	2,250,000	2,350,396
Indiana Secondary Mkt For Ed Lns Inc Student Ln Prog Rev Series 2025 1A, 5% 6/1/2033 (c)	1,200,000	1,255,899
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	1,185,000	1,241,847
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	2,220,000	2,345,384
TOTAL EDUCATION		8,276,965
Electric Utilities - 0.1%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	1,550,000	1,550,000
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	2,750,000	2,750,000
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 3.75% tender 3/1/2031 (b)(c)	3,900,000	3,924,262
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(c)	3,200,000	3,221,616
Mishawaka Ind Elec Util Rev Series 2021, 2% 7/1/2035	1,105,000	896,868
Mishawaka Ind Elec Util Rev Series 2021, 2% 7/1/2036	1,135,000	895,713
Mishawaka Ind Elec Util Rev Series 2021, 2% 7/1/2037	1,155,000	887,458
TOTAL ELECTRIC UTILITIES		14,125,917
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2034 (Build America Mutual Assurance Co Insured)	1,600,000	1,784,831
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2034 (Build America Mutual Assurance Co Insured)	1,275,000	1,429,056
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2035 (Build America Mutual Assurance Co Insured)	1,825,000	2,019,678
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2036 (Build America Mutual Assurance Co Insured)	2,600,000	2,871,777
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,305,000	1,454,557
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2035 (Build America Mutual Assurance Co Insured)	1,365,000	1,510,608
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2036 (Build America Mutual Assurance Co Insured)	2,460,000	2,717,143
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	2,200,000	2,422,762
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2040 (Build America Mutual Assurance Co Insured)	2,350,000	2,573,801
TOTAL GENERAL OBLIGATIONS		18,784,213
Health Care - 0.5%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	1,940,000	1,752,234
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2038	1,000,000	1,064,934
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2039	1,000,000	1,058,727
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2040	1,000,000	1,051,816
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025 D 4, 5% tender 10/1/2057 (b)	12,710,000	14,079,209
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	33,520,000	37,063,607
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	970,000	978,939
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	485,000	489,041
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2036	2,090,000	2,102,588
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (d)	3,585,000	3,005,972
TOTAL HEALTH CARE		62,647,067
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	1,270,000	1,252,003
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 3% 7/1/2051	845,000	834,052
TOTAL HOUSING		2,086,055
Industrial Development - 0.1%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	12,305,000	12,347,895
Other - 0.0%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2034	6,125,000	6,342,015
Transportation - 0.1%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2032 (c)	550,000	597,582
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2033 (c)	875,000	946,497
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2034 (c)	750,000	807,558
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2035 (c)	850,000	911,130
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2036 (c)	1,000,000	1,079,160
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2037 (c)	850,000	912,896
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2038 (c)	1,000,000	1,068,855
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2039 (c)	2,075,000	2,208,044
TOTAL TRANSPORTATION		8,531,722
Water & Sewer - 0.1%
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2038	2,750,000	3,075,123
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2039	2,250,000	2,499,897
Mishawaka Ind Wtrwks Rev Series 2021, 2% 7/1/2034 (Build America Mutual Assurance Co Insured)	2,645,000	2,229,825
Muncie Ind San Dist Rev Series 2021A, 3% 7/1/2038 (Assured Guaranty Inc Insured)	1,000,000	884,876
TOTAL WATER & SEWER		8,689,721
TOTAL INDIANA		141,831,570
Iowa - 0.4%
Education - 0.3%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (c)	7,492,000	7,506,466
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2029 (c)	1,575,000	1,660,288
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2030 (c)	2,000,000	2,097,746
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2031 (c)	2,000,000	2,104,986
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2032 (c)	2,000,000	2,114,542
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2035 (c)	1,280,000	1,335,113
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2028 (c)	1,000,000	1,041,690
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2027 (c)	1,000,000	1,027,139
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2028 (c)	1,445,000	1,505,242
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2029 (c)	3,600,000	3,794,945
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2030 (c)	2,230,000	2,329,295
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2031 (c)	4,100,000	4,315,222
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2032 (c)	3,750,000	3,964,766
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2033 (c)	4,280,000	4,524,135
TOTAL EDUCATION		39,321,575
General Obligations - 0.0%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	1,295,000	1,179,854
City of Des Moines IA Gen. Oblig. Series 2021 F, 2% 6/1/2034	3,310,000	2,810,274
Clear Lake Iowa Cmnty Sch Dist Series 2020, 2% 6/1/2034	1,340,000	1,127,535
Polk Co IA Gen. Oblig. Series 2020A, 3% 6/1/2038	1,495,000	1,345,888
TOTAL GENERAL OBLIGATIONS		6,463,551
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) 4% 5/15/2028	2,355,000	2,366,354
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2046	2,390,000	2,018,749
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2053	1,000,000	776,492
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	4,600,000	5,216,928
TOTAL HEALTH CARE		10,378,523
TOTAL IOWA		56,163,649
Kansas - 0.6%
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2030	970,000	971,373
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2032	1,115,000	1,116,483
TOTAL ELECTRIC UTILITIES		2,087,856
General Obligations - 0.1%
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2033 (Build America Mutual Assurance Co Insured)	515,000	568,882
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2034 (Build America Mutual Assurance Co Insured)	635,000	703,311
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2035 (Build America Mutual Assurance Co Insured)	770,000	850,008
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2036 (Build America Mutual Assurance Co Insured)	815,000	894,228
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2037 (Build America Mutual Assurance Co Insured)	1,335,000	1,456,648
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	2,465,000	2,674,548
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2039 (Build America Mutual Assurance Co Insured)	2,210,000	2,390,521
TOTAL GENERAL OBLIGATIONS		9,538,146
Health Care - 0.0%
University Kansas Hosp Auth Hlth Fac Rev (University Of Kansas Hospital Authority Proj.) 5% tender 3/1/2055 (b)(g)	6,395,000	6,823,964
Special Tax - 0.5%
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2030	14,000,000	15,341,218
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2032	16,965,000	19,101,979
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2033	17,490,000	19,872,158
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2034	12,495,000	14,309,183
TOTAL SPECIAL TAX		68,624,538
Water & Sewer - 0.0%
Wichita KS Wtr & Swr Util Rev Series 2021 A, 2% 10/1/2035 (Build America Mutual Assurance Co Insured)	1,500,000	1,221,795
TOTAL KANSAS		88,296,299
Kentucky - 2.5%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	460,000	467,893
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	235,000	234,543
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2038	570,000	562,242
TOTAL EDUCATION		1,264,678
Electric Utilities - 0.1%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(c)	7,955,000	7,873,363
General Obligations - 1.6%
Henderson Cnty KY Sch Dist Fincorp Sch Bldg Rev (Henderson County School District Proj.) 2.25% 6/1/2034	1,170,000	1,015,152
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	17,495,000	18,340,416
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	32,760,000	35,078,275
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	47,700,000	50,479,989
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	4,855,000	5,092,372
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	565,000	591,669
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	1,425,000	1,487,077
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2027	970,000	994,746
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2028	970,000	994,432
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2024 A, 5% 11/1/2038	1,385,000	1,531,984
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2031	2,030,000	2,135,283
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2032	3,000,000	3,147,084
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	1,515,000	1,584,400
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2029	2,300,000	2,455,018
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2034	6,200,000	6,989,258
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2036	9,020,000	10,187,720
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2037	9,450,000	10,598,911
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2038	8,890,000	9,902,637
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2039	15,000,000	16,589,087
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2040	6,500,000	7,146,935
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2027	16,420,000	16,636,071
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2039	8,815,000	9,691,125
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2040	5,825,000	6,376,328
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	1,295,000	1,411,458
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2042	5,500,000	5,943,328
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2032	400,000	439,645
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2034	400,000	435,181
TOTAL GENERAL OBLIGATIONS		227,275,581
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	1,490,000	1,482,072
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	880,000	908,676
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2029	530,000	555,198
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2031	460,000	487,488
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2032	1,105,000	1,164,519
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	1,815,000	1,816,729
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	1,910,000	1,911,784
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	2,005,000	2,006,925
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	2,105,000	2,106,928
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	2,215,000	2,216,890
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2029	17,585,000	17,752,311
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	3,700,000	3,909,585
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,595,000	2,620,791
TOTAL HEALTH CARE		38,939,896
Industrial Development - 0.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.35% 7/1/2060 VRDN (b)(c)	34,000,000	34,000,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.35% 7/1/2060 VRDN (b)(c)	16,075,000	16,075,000
TOTAL INDUSTRIAL DEVELOPMENT		50,075,000
Special Tax - 0.0%
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2026	1,745,000	1,758,906
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2028	1,880,000	1,967,883
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2030	520,000	546,128
TOTAL SPECIAL TAX		4,272,917
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2029	1,555,000	1,557,971
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2030	1,625,000	1,628,014
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2037 (c)	1,355,000	1,486,327
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2038 (c)	3,000,000	3,266,276
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2039 (c)	1,335,000	1,445,196
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2040 (c)	1,250,000	1,346,137
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2041 (c)	1,325,000	1,417,454
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2042 (c)	1,875,000	1,995,189
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2043 (c)	2,100,000	2,222,425
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2044 (c)	2,250,000	2,364,852
TOTAL TRANSPORTATION		18,729,841
Water & Sewer - 0.0%
Campbell & Kenton Cntys KY Sant Dist No 1 Rev 3% 8/1/2039	1,250,000	1,091,604
Louisville & Jefferson Cnty KY Metro Govt Brd Wtr Wks Wtr Sys Rev Series 2022, 5% 11/15/2035	2,980,000	3,307,972
TOTAL WATER & SEWER		4,399,576
TOTAL KENTUCKY		352,830,852
Louisiana - 0.7%
Health Care - 0.0%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2036	1,795,000	1,867,821
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	3,575,000	3,856,499
Industrial Development - 0.2%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	12,690,000	12,727,896
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	9,665,000	9,649,788
TOTAL INDUSTRIAL DEVELOPMENT		22,377,684
Transportation - 0.3%
New Orleans LA Aviation Board 5% 1/1/2029 (c)	485,000	491,334
New Orleans LA Aviation Board 5% 1/1/2029 (c)	390,000	395,093
New Orleans LA Aviation Board 5% 1/1/2030 (c)	665,000	673,160
New Orleans LA Aviation Board 5% 1/1/2031 (c)	1,090,000	1,102,720
New Orleans LA Aviation Board 5% 1/1/2032 (c)	1,495,000	1,511,675
New Orleans LA Aviation Board 5% 1/1/2035 (c)	1,115,000	1,125,372
New Orleans LA Aviation Board 5% 1/1/2036 (c)	630,000	635,373
New Orleans LA Aviation Board 5% 1/1/2037 (c)	485,000	488,827
New Orleans LA Aviation Board 5% 1/1/2038 (c)	7,380,000	7,861,921
New Orleans LA Aviation Board 5% 1/1/2038 (c)	2,670,000	2,844,354
New Orleans LA Aviation Board 5% 1/1/2038 (c)	570,000	574,092
New Orleans LA Aviation Board 5% 1/1/2039 (c)	7,465,000	7,906,854
New Orleans LA Aviation Board 5% 1/1/2039 (c)	2,605,000	2,759,190
New Orleans LA Aviation Board 5.25% 1/1/2040 (c)	5,735,000	6,140,666
New Orleans LA Aviation Board 5.25% 1/1/2040 (c)	2,945,000	3,153,315
TOTAL TRANSPORTATION		37,663,946
Water & Sewer - 0.2%
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2035 (Build America Mutual Assurance Co Insured)	3,465,000	3,537,166
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2036 (Build America Mutual Assurance Co Insured)	1,960,000	1,987,463
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2038 (Build America Mutual Assurance Co Insured)	1,445,000	1,445,464
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2039 (Build America Mutual Assurance Co Insured)	2,890,000	2,854,575
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	10,000,000	10,961,554
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2038 (Build America Mutual Assurance Co Insured)	6,290,000	6,860,924
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	2,400,000	2,602,705
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2040 (Build America Mutual Assurance Co Insured)	2,400,000	2,573,919
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2041 (Build America Mutual Assurance Co Insured)	1,400,000	1,490,041
TOTAL WATER & SEWER		34,313,811
TOTAL LOUISIANA		100,079,761
Maine - 0.0%
General Obligations - 0.0%
Brunswick ME 2% 11/1/2032	1,095,000	975,171
Brunswick ME 2.125% 11/1/2034	1,195,000	1,031,549
Brunswick ME 2.375% 11/1/2037	605,000	500,725
Yarmouth MA Series 2020, 2% 11/15/2035	1,180,000	963,035
TOTAL GENERAL OBLIGATIONS		3,470,480
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	2,030,000	1,670,218
Housing - 0.0%
Maine Hsg Auth Mtg Series A 3, 3.5% 11/15/2034	1,535,000	1,513,738
TOTAL MAINE		6,654,436
Maryland - 1.2%
Education - 0.0%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2035	500,000	488,318
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2046	1,500,000	1,320,125
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2051	1,000,000	838,670
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	1,000,000	815,820
TOTAL EDUCATION		3,462,933
General Obligations - 0.3%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,300,000	2,161,664
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2039	5,140,000	5,609,037
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2040	2,385,000	2,590,406
Baltimore Cnty MD Gen. Oblig. Series 2020, 4% 3/1/2036	7,310,000	7,465,698
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	3,205,000	2,990,928
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2039	1,885,000	2,057,011
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2040	1,980,000	2,150,525
Cecil Cnty MD Gen. Oblig. Series 2021, 2.5% 8/1/2039	1,360,000	1,079,342
Charles Cnty MD Gen. Oblig. Series 2019, 3% 10/1/2033	2,330,000	2,278,750
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2035	1,475,000	1,623,789
State of Maryland Gen. Oblig. Series SECOND 2021 A, 4% 8/1/2035	2,575,000	2,662,413
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2033	1,810,000	1,994,281
Washington Suburban Sanitary Dist MD Series 2021, 2.125% 6/1/2037	4,555,000	3,678,151
Washington Suburban Sanitary Dist MD Series 2023, 5% 6/1/2041	4,140,000	4,488,522
TOTAL GENERAL OBLIGATIONS		42,830,517
Health Care - 0.3%
Maryland Health & Higher Educational Facilities Authority (Medstar Health Inc Proj.) Series 2026B, 5% tender 8/15/2056 (b)	14,830,000	16,333,822
Maryland Health & Higher Educational Facilities Authority (Medstar Health Inc Proj.) Series 2026B, 5% tender 8/15/2056 (b)	14,830,000	16,175,144
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,410,000	1,336,939
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2033	2,185,000	2,193,238
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2034	1,600,000	1,605,145
TOTAL HEALTH CARE		37,644,288
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,740,000	1,734,864
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,505,000	1,510,298
TOTAL HOUSING		3,245,162
Special Tax - 0.0%
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 3.25% 9/1/2030	395,000	381,455
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2040	2,095,000	1,899,877
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2050	2,625,000	2,138,466
Maryland St Dept Transn Cons Series 2019, 4% 10/1/2032	3,600,000	3,653,137
TOTAL SPECIAL TAX		8,072,935
Transportation - 0.4%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2036 (c)	3,185,000	3,314,138
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2037 (c)	2,500,000	2,587,977
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2038 (c)	2,200,000	2,266,568
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2039 (c)	1,700,000	1,743,828
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2039 (c)	3,700,000	3,803,448
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (c)	1,250,000	1,349,821
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (c)	1,000,000	1,075,095
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2035 (c)	1,850,000	1,971,629
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (c)	1,000,000	1,060,362
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (Assured Guaranty Inc Insured) (c)	2,600,000	2,826,749
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2037 (Assured Guaranty Inc Insured) (c)	5,855,000	6,321,533
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2038 (Assured Guaranty Inc Insured) (c)	3,150,000	3,379,712
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2039 (c)	2,250,000	2,400,066
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2040 (Assured Guaranty Inc Insured) (c)	1,575,000	1,714,502
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2041 (Assured Guaranty Inc Insured) (c)	1,695,000	1,839,372
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2042 (Assured Guaranty Inc Insured) (c)	1,800,000	1,939,664
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2043 (Assured Guaranty Inc Insured) (c)	2,325,000	2,494,253
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2044 (Assured Guaranty Inc Insured) (c)	2,090,000	2,224,307
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2026	1,940,000	1,945,537
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2027	1,310,000	1,332,261
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2031	970,000	1,003,067
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2032	970,000	1,001,218
Maryland St Transn Auth Series 2020, 5% 7/1/2034	5,650,000	6,084,103
TOTAL TRANSPORTATION		55,679,210
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2028	3,465,000	3,523,590
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2031	6,580,000	6,677,075
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2033	6,635,000	6,724,608
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2033	5,630,000	5,708,134
TOTAL WATER & SEWER		22,633,407
TOTAL MARYLAND		173,568,452
Massachusetts - 1.0%
Education - 0.2%
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2034	1,750,000	1,950,092
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2030	1,435,000	1,466,875
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2032	1,040,000	1,057,361
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (c)	8,485,000	8,973,769
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (c)	2,280,000	2,413,875
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2026 (c)	3,600,000	3,616,015
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2027 (c)	2,350,000	2,396,970
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2028 (c)	1,775,000	1,836,681
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2029 (c)	1,925,000	2,047,280
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2030 (c)	1,000,000	1,063,594
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (c)	800,000	846,083
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	3,800,000	3,802,126
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2022 1, 5% 11/1/2039	2,135,000	2,290,987
TOTAL EDUCATION		33,761,708
General Obligations - 0.3%
Braintree MA Gen. Oblig. Series 2020, 2% 10/15/2035	2,115,000	1,779,678
Massachusetts St Gen. Oblig. 5% 1/1/2036	2,560,000	2,687,531
Massachusetts St Gen. Oblig. 5% 10/1/2033	4,785,000	5,383,135
Massachusetts St Gen. Oblig. 5% 10/1/2034	6,000,000	6,693,541
Massachusetts St Gen. Oblig. 5% 7/1/2034	3,000,000	3,434,254
Massachusetts St Gen. Oblig. 5% 7/1/2035	3,000,000	3,447,467
Massachusetts St Gen. Oblig. 5% 7/1/2036	1,435,000	1,635,619
Massachusetts St Gen. Oblig. Series 2019B, 5% 7/1/2036	1,700,000	1,782,228
Somerville MA Series 2020, 2% 10/15/2037	3,580,000	2,869,394
Stoneham Mass Series 2022, 2.125% 1/15/2038	3,335,000	2,711,959
TOTAL GENERAL OBLIGATIONS		32,424,806
Health Care - 0.2%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 5.5% 7/15/2035 (d)	2,470,000	2,491,745
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.375% 7/15/2045 (d)	6,180,000	6,243,828
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	10,135,000	10,833,469
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2042	2,250,000	2,418,638
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2043	4,100,000	4,379,303
TOTAL HEALTH CARE		26,366,983
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (f)	12,450,000	10,121,555
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2038	10,170,000	10,557,074
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2039	10,765,000	11,154,898
TOTAL SPECIAL TAX		31,833,527
Transportation - 0.1%
Massachusetts St Port Auth Rev 5% 7/1/2035 (c)	2,400,000	2,561,578
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2031 (c)	5,000,000	5,269,330
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2032 (c)	1,500,000	1,642,750
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2033 (c)	1,025,000	1,116,827
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2034 (c)	1,350,000	1,463,809
TOTAL TRANSPORTATION		12,054,294
TOTAL MASSACHUSETTS		136,441,318
Michigan - 2.6%
Education - 0.5%
Michigan St Univ Revs Series 2024A, 5% 8/15/2033	1,375,000	1,559,881
Michigan St Univ Revs Series 2024A, 5% 8/15/2035	3,000,000	3,388,855
Michigan St Univ Revs Series 2024A, 5% 8/15/2037	2,000,000	2,227,958
Michigan St Univ Revs Series 2024A, 5% 8/15/2038	2,000,000	2,214,491
Michigan St Univ Revs Series 2025A, 5% 2/15/2031	1,850,000	2,041,963
Michigan St Univ Revs Series 2025A, 5% 2/15/2032	4,030,000	4,507,266
Michigan St Univ Revs Series 2025A, 5% 2/15/2036	3,500,000	3,985,754
Michigan St Univ Revs Series 2025A, 5% 2/15/2037	4,000,000	4,518,591
Michigan St Univ Revs Series 2025A, 5% 2/15/2038	4,785,000	5,366,546
Michigan St Univ Revs Series 2025A, 5% 8/15/2031	1,500,000	1,667,772
Michigan St Univ Revs Series 2025A, 5% 8/15/2032	2,000,000	2,248,596
Michigan St Univ Revs Series 2025A, 5% 8/15/2036	1,500,000	1,701,326
Michigan St Univ Revs Series 2025A, 5% 8/15/2037	3,515,000	3,956,334
Michigan St Univ Revs Series 2025A, 5% 8/15/2038	3,165,000	3,537,760
Michigan Technological Univ Series 2021, 4% 10/1/2041	1,450,000	1,422,190
Michigan Technological Univ Series 2021, 5% 10/1/2030	1,645,000	1,781,831
Michigan Technological Univ Series 2021, 5% 10/1/2031	1,250,000	1,367,664
Michigan Technological Univ Series 2021, 5% 10/1/2032	1,250,000	1,369,943
Michigan Technological Univ Series 2021, 5% 10/1/2033	1,325,000	1,444,567
Michigan Technological Univ Series 2021, 5% 10/1/2034	1,405,000	1,522,574
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,097,834
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,097,833
Oakland Univ Mich Rev 5% 3/1/2034	1,905,000	2,079,552
Oakland Univ Mich Rev 5% 3/1/2034	1,250,000	1,364,535
Oakland Univ Mich Rev 5% 3/1/2035	2,000,000	2,167,731
Oakland Univ Mich Rev 5% 3/1/2036	2,095,000	2,255,544
Oakland Univ Mich Rev 5% 3/1/2037	2,200,000	2,351,041
Oakland Univ Mich Rev 5% 3/1/2038	2,310,000	2,452,784
Oakland Univ Mich Rev 5% 3/1/2038	1,330,000	1,412,209
Oakland Univ Mich Rev 5% 3/1/2039	2,425,000	2,559,213
Oakland Univ Mich Rev 5% 3/1/2039	1,375,000	1,451,100
University MI Univ Revs 5% 4/1/2033	1,440,000	1,604,391
TOTAL EDUCATION		73,725,629
Electric Utilities - 0.1%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	5,760,000	5,755,167
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2042	1,250,000	1,318,554
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2043	1,600,000	1,679,516
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (b)(c)	3,500,000	3,479,727
TOTAL ELECTRIC UTILITIES		12,232,964
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2027 (Pre-refunded to 5/15/2026 at 100)	20,000	20,057
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	15,000	15,043
TOTAL ESCROWED/PRE-REFUNDED		35,100
General Obligations - 1.3%
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2030	3,300,000	3,581,308
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2031	4,950,000	5,447,982
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2032	5,650,000	6,298,398
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2033	6,020,000	6,774,036
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2034	6,355,000	7,206,348
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2036	6,340,000	7,189,025
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2037	7,815,000	8,799,845
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2038	8,255,000	9,251,419
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2041	1,575,000	1,510,417
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2042	600,000	570,913
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2031	900,000	967,729
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2033	1,075,000	1,146,677
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2033	2,760,000	3,010,092
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2034	2,895,000	3,170,142
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2035	3,040,000	3,324,207
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2036	3,195,000	3,475,239
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2037	3,355,000	3,623,902
Detroit MI Sch Dist Series 2005A, 5.25% 5/1/2030 (Assured Guaranty Inc Insured), (State of Michigan Guaranteed)	18,655,000	20,401,453
Forest Hills MI Pub Schs 5% 5/1/2034	1,575,000	1,778,789
Forest Hills MI Pub Schs 5% 5/1/2035	1,920,000	2,183,446
Forest Hills MI Pub Schs 5% 5/1/2036	3,000,000	3,371,657
Forest Hills MI Pub Schs 5% 5/1/2037	3,050,000	3,401,509
Forest Hills MI Pub Schs 5% 5/1/2038	3,285,000	3,638,499
Forest Hills MI Pub Schs 5% 5/1/2039	2,000,000	2,201,009
Forest Hills MI Pub Schs 5% 5/1/2040	2,000,000	2,176,862
Grand Blanc MI Cmnty Schs Series 2020, 2.25% 11/1/2040 (State of Michigan Guaranteed)	2,425,000	1,769,490
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2037	1,000,000	1,118,291
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2038	1,550,000	1,721,503
Grand Rapids MI Pub Schs 5% 5/1/2027 (Assured Guaranty Inc Insured)	1,310,000	1,341,833
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Inc Insured)	1,890,000	1,932,068
Grand Rapids MI Pub Schs 5% 5/1/2030 (Assured Guaranty Inc Insured)	3,400,000	3,406,905
Grand Rapids MI Pub Schs 5% 5/1/2031 (Assured Guaranty Inc Insured)	4,855,000	4,864,861
Grand Rapids MI Pub Schs 5% 5/1/2032 (Assured Guaranty Inc Insured)	730,000	731,483
Grand Rapids MI Pub Schs 5% 5/1/2033 (Assured Guaranty Inc Insured)	3,030,000	3,036,154
Howell MI Pub Schs 5% 5/1/2036 (State of Michigan Guaranteed)	1,300,000	1,474,090
Howell MI Pub Schs 5% 5/1/2037 (State of Michigan Guaranteed)	1,500,000	1,679,065
Howell MI Pub Schs 5% 5/1/2038 (State of Michigan Guaranteed)	2,750,000	3,057,188
Lake Orion MI Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	1,685,000	1,799,186
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	5,020,000	3,902,840
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5% 4/15/2035	2,720,000	2,747,240
Portage MI Pub Schs 5% 11/1/2027	1,215,000	1,217,319
Portage MI Pub Schs 5% 11/1/2029	3,080,000	3,085,366
Utica MI Cmnty Schs Series 2019, 5% 5/1/2030 (State of Michigan Guaranteed)	1,650,000	1,752,581
Utica MI Cmnty Schs Series 2019, 5% 5/1/2032 (State of Michigan Guaranteed)	2,300,000	2,435,336
Utica MI Cmnty Schs Series 2019, 5% 5/1/2033 (State of Michigan Guaranteed)	1,875,000	1,979,345
Utica MI Cmnty Schs Series 2019, 5% 5/1/2034 (State of Michigan Guaranteed)	2,450,000	2,578,941
Warren MI Cons Sch Dist 5% 5/1/2030 (State of Michigan Guaranteed)	4,415,000	4,423,967
Warren MI Cons Sch Dist 5% 5/1/2031 (State of Michigan Guaranteed)	4,660,000	4,669,464
Warren MI Cons Sch Dist 5% 5/1/2032 (State of Michigan Guaranteed)	4,955,000	4,965,064
TOTAL GENERAL OBLIGATIONS		176,190,483
Health Care - 0.4%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2027	3,255,000	3,264,300
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	5,450,000	5,466,275
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2033	5,065,000	5,564,852
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2034	2,530,000	2,763,515
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2035	1,445,000	1,568,530
Michigan Fin Auth Rev (Corewell Health Proj.) Series 2022, 5% 4/15/2032	8,285,000	9,163,342
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	1,775,000	1,694,556
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2026	1,270,000	1,290,080
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2027	1,215,000	1,259,995
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2028	1,940,000	2,014,012
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2026	1,940,000	1,970,674
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2027	1,295,000	1,342,959
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2028	2,040,000	2,117,827
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 5/15/2033	7,410,000	8,169,795
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) Series 2026B, 5% 5/15/2034	2,890,000	3,221,107
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) Series 2026B, 5% 5/15/2035	2,085,000	2,327,890
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) Series 2026B, 5% 5/15/2036	2,715,000	3,031,062
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2028	565,000	588,749
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2029	1,000,000	1,058,106
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2030	425,000	455,507
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2031	495,000	528,668
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2032	545,000	579,674
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2033	595,000	630,144
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2034	385,000	405,985
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2035	400,000	419,840
TOTAL HEALTH CARE		60,897,444
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,555,000	1,551,950
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	8,090,000	8,525,443
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	3,510,000	3,456,473
TOTAL HOUSING		13,533,866
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2036	2,000,000	2,202,833
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2037	2,000,000	2,187,517
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2038	2,000,000	2,173,837
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2039	2,000,000	2,162,653
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2040	620,000	664,499
TOTAL SPECIAL TAX		9,391,339
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2030	775,000	832,392
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2031	1,005,000	1,083,658
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2032	970,000	1,042,234
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2033	1,745,000	1,867,754
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	2,340,000	2,406,504
TOTAL TOBACCO BONDS		7,232,542
Transportation - 0.0%
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2029	245,000	254,249
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2030	380,000	393,842
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2031	390,000	403,747
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2036	535,000	549,650
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2029 (c)	685,000	705,426
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2030 (c)	485,000	498,826
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2031 (c)	525,000	539,182
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2033 (c)	375,000	383,549
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2036 (c)	810,000	825,051
TOTAL TRANSPORTATION		4,553,522
Water & Sewer - 0.0%
Great Lakes Sewer Auth MI Series 2022A, 5% 7/1/2033	330,000	365,517
Great Lakes Sewer Auth MI Series 2022A, 5% 7/1/2035	745,000	816,544
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2033	270,000	299,059
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2035	3,000,000	3,288,099
TOTAL WATER & SEWER		4,769,219
TOTAL MICHIGAN		362,562,108
Minnesota - 0.5%
General Obligations - 0.2%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2033	1,875,000	2,072,640
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2034	1,500,000	1,648,458
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2035	1,210,000	1,320,388
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2032	2,120,000	2,353,858
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2033	1,780,000	1,967,626
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2034	2,685,000	2,950,740
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2035	2,820,000	3,077,268
Minnesota St Gen. Oblig. Series 2021B, 4% 9/1/2032	4,475,000	4,698,193
Minnesota St Gen. Oblig. Series 2022B, 4% 8/1/2036	11,000,000	11,343,856
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2032 (Minnesota St Guaranteed) (f)	1,015,000	830,658
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2034 (Minnesota St Guaranteed) (f)	1,280,000	960,305
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2036 (Minnesota St Guaranteed) (f)	2,590,000	1,758,571
TOTAL GENERAL OBLIGATIONS		34,982,561
Health Care - 0.2%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	2,100,000	2,101,277
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	3,945,000	4,133,337
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2038	2,270,000	2,454,851
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2039	2,000,000	2,151,726
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2040	5,000,000	5,347,156
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2041	2,500,000	2,667,471
TOTAL HEALTH CARE		18,855,818
Housing - 0.1%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,299,176	5,044,704
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 B, 3% 7/1/2051	1,255,000	1,234,911
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 3% 1/1/2052	5,295,000	5,205,904
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	1,930,000	2,088,359
TOTAL HOUSING		13,573,878
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2032 (c)	780,000	847,906
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2033 (c)	1,165,000	1,259,562
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (c)	1,135,000	1,221,492
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2035 (c)	705,000	755,324
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2036 (c)	565,000	602,171
TOTAL TRANSPORTATION		4,686,455
TOTAL MINNESOTA		72,098,712
Mississippi - 0.3%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	6,845,000	5,813,649
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	5,340,000	5,520,984
Health Care - 0.3%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2036 (d)	850,000	752,779
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2041 (d)	1,360,000	1,107,992
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2029 (d)	2,000,000	2,041,663
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2030 (d)	2,800,000	2,864,505
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2032 (d)	3,070,000	3,131,401
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2027	1,245,000	1,261,044
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2028	500,000	514,639
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2029	510,000	532,522
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2030	595,000	627,776
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2030	500,000	527,543
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2031	1,500,000	1,586,097
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2032	1,750,000	1,844,003
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2034	1,065,000	1,115,044
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2035	2,000,000	2,088,470
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	3,025,000	3,065,397
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2034	1,435,000	1,497,458
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2038	1,675,000	1,727,504
TOTAL HEALTH CARE		26,285,837
TOTAL MISSISSIPPI		37,620,470
Missouri - 0.5%
General Obligations - 0.1%
North Kansas City MO Sch Dist No 74 2% 3/1/2036	2,000,000	1,601,625
North Kansas City MO Sch Dist No 74 2% 3/1/2037	3,670,000	2,858,319
North Kansas City MO Sch Dist No 74 2% 3/1/2038	1,795,000	1,360,822
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2034	950,000	1,031,408
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2035	1,250,000	1,352,995
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2036	1,250,000	1,343,736
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2037	1,350,000	1,443,818
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	2,000,000	2,131,190
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2039	2,740,000	2,904,789
TOTAL GENERAL OBLIGATIONS		16,028,702
Health Care - 0.2%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	970,000	989,224
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	2,375,000	2,403,279
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	3,530,000	3,208,360
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2029	970,000	972,504
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2030	970,000	972,393
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2031	970,000	972,308
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 4% 2/15/2034	400,000	385,258
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2030	670,000	701,645
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2031	705,000	741,908
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2030	2,395,000	2,398,241
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2032	2,645,000	2,648,430
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2032	2,150,000	2,364,497
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2033	1,850,000	2,024,795
TOTAL HEALTH CARE		20,782,842
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	470,000	473,060
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	1,755,000	1,738,407
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	4,785,000	5,334,628
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5% 11/1/2050	5,310,000	5,338,954
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	5,805,000	5,852,262
TOTAL HOUSING		18,737,311
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2040 (c)	9,950,000	9,375,659
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2033 (c)	1,600,000	1,684,839
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2030	3,660,000	3,889,368
TOTAL TRANSPORTATION		14,949,866
Water & Sewer - 0.0%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2029	550,000	572,362
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2031	415,000	429,962
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2034	380,000	391,665
TOTAL WATER & SEWER		1,393,989
TOTAL MISSOURI		71,892,710
Montana - 0.1%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	3,185,000	3,376,899
Montana Facility Finance Authority (Logan Health Proj.) Series 2018 B, 5% 7/1/2031	1,170,000	1,217,553
TOTAL HEALTH CARE		4,594,452
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	325,000	328,083
Other - 0.1%
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2032 (d)	1,160,000	985,046
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2036 (d)	3,065,000	2,235,636
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2041 (d)	4,910,000	3,348,510
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2046 (d)	3,195,000	2,097,802
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2051 (d)	2,625,000	1,649,538
TOTAL OTHER		10,316,532
TOTAL MONTANA		15,239,067
Nebraska - 0.7%
Electric Utilities - 0.1%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2031	3,885,000	3,891,503
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2034	4,235,000	4,241,081
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2036	5,135,000	5,141,328
Omaha Public Power District Series 2022 A, 5% 2/1/2035	575,000	635,524
Omaha Public Power District Series 2022 A, 5% 2/1/2036	640,000	701,461
Omaha Public Power District Series 2022B, 5% 2/1/2034	1,550,000	1,713,989
Omaha Public Power District Series 2022B, 5% 2/1/2035	450,000	497,365
TOTAL ELECTRIC UTILITIES		16,822,251
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	7,925,000	8,382,053
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	45,000,000	47,634,674
TOTAL GENERAL OBLIGATIONS		56,016,727
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	815,000	816,545
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	575,000	574,585
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,135,000	1,134,616
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 A, 3% 9/1/2045	2,755,000	2,713,149
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2027 (c)	1,165,000	1,181,952
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2028 (c)	1,205,000	1,239,199
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2027 (c)	1,185,000	1,211,257
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2028 (c)	650,000	672,727
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2029 (c)	1,270,000	1,327,229
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2026A, 5.5% 3/1/2041	3,630,000	3,995,144
TOTAL HOUSING		14,866,403
Transportation - 0.1%
Lincoln Neb Arpt Auth Series 2021, 4% 7/1/2036 (c)	1,000,000	1,010,325
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2035 (Assured Guaranty Inc Insured) (c)	1,000,000	1,095,731
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2036 (Assured Guaranty Inc Insured) (c)	1,300,000	1,413,696
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2037 (Assured Guaranty Inc Insured) (c)	3,795,000	4,185,688
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2038 (Assured Guaranty Inc Insured) (c)	3,250,000	3,561,994
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2039 (Assured Guaranty Inc Insured) (c)	2,750,000	2,996,652
TOTAL TRANSPORTATION		14,264,086
TOTAL NEBRASKA		101,969,467
Nevada - 1.0%
Electric Utilities - 0.1%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016 A, 3.55% 10/1/2029	1,665,000	1,689,511
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	1,275,000	1,287,489
Washoe Cnty NV Gas & Wtr Facs (Sierra Pacific Power Co Proj.) Series 2016B, 3.625% tender 3/1/2036 (b)	2,350,000	2,364,703
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(c)	2,105,000	2,131,788
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	1,130,000	1,144,380
TOTAL ELECTRIC UTILITIES		8,617,871
General Obligations - 0.6%
Clark Cnty NV Gen. Oblig. Series 2017, 3% 11/1/2035	3,325,000	3,140,358
Clark Cnty NV School Dist 5% 6/15/2034	6,330,000	6,572,878
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	5,000,000	5,025,238
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2034 (Build America Mutual Assurance Co Insured)	4,195,000	4,382,540
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2035	8,000,000	8,322,594
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2033	3,400,000	3,533,418
Clark Cnty NV School Dist Series 2020A, 5% 6/15/2033 (Assured Guaranty Inc Insured)	1,090,000	1,172,607
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2040	26,300,000	22,295,066
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	24,735,000	19,565,778
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	8,055,000	7,150,265
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2042	7,680,000	6,608,895
TOTAL GENERAL OBLIGATIONS		87,769,637
Health Care - 0.0%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2028	445,000	454,327
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2030	730,000	743,107
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2032	725,000	736,559
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2034	740,000	749,923
TOTAL HEALTH CARE		2,683,916
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	635,000	638,594
Nevada Hsg Div Single Family Mtg Rev Series 2022A, 3.05% 10/1/2037	1,000,000	897,379
TOTAL HOUSING		1,535,973
Special Tax - 0.0%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2028	1,500,000	1,555,999
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2031	2,395,000	2,534,254
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2035	1,825,000	1,901,853
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,022,458
TOTAL SPECIAL TAX		7,014,564
Transportation - 0.1%
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2035 (c)	1,000,000	1,076,703
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2036 (c)	700,000	748,165
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2037 (c)	750,000	822,257
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2038 (c)	1,525,000	1,661,560
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2039 (c)	650,000	704,121
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2040 (c)	700,000	752,657
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2041 (c)	650,000	696,876
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2042 (c)	1,110,000	1,181,818
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2043 (c)	1,110,000	1,176,614
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2044 (c)	1,430,000	1,504,890
TOTAL TRANSPORTATION		10,325,661
Water & Sewer - 0.2%
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2032	2,815,000	2,826,450
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2033	4,855,000	4,874,748
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2034	5,145,000	5,165,929
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2036	2,000,000	2,278,947
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2037	3,275,000	3,703,082
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2038	2,120,000	2,380,609
TOTAL WATER & SEWER		21,229,765
TOTAL NEVADA		139,177,387
New Hampshire - 0.6%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2028 (c)	1,000,000	1,046,266
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2029 (c)	1,025,000	1,086,392
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	1,050,000	1,128,054
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2032 (c)	1,000,000	1,076,830
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2033 (c)	1,025,000	1,102,725
TOTAL EDUCATION		5,440,267
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2036	855,000	845,507
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2037	900,000	879,586
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2038	1,000,000	967,940
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2040	1,050,000	993,820
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2041	1,000,000	930,848
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2027	505,000	518,099
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2034	905,000	965,049
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2035	680,000	721,940
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	1,190,000	1,232,672
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2026	4,560,000	4,607,569
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2027	4,860,000	4,901,943
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	1,940,000	1,957,543
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2030	7,070,000	7,126,289
TOTAL HEALTH CARE		26,648,805
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	8,922,430	8,944,329
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	6,886,222	6,925,219
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	25,410,483	24,324,536
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	10,215,763	10,064,147
TOTAL HOUSING		50,258,231
TOTAL NEW HAMPSHIRE		82,347,303
New Jersey - 4.8%
Education - 0.5%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2027 (c)	3,735,000	3,851,089
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2028 (c)	6,850,000	7,167,678
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2029 (c)	4,475,000	4,745,860
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2026 (c)	3,100,000	3,141,790
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2028 (c)	1,225,000	1,281,811
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2027 (c)	1,275,000	1,314,629
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2028 (c)	1,400,000	1,464,927
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2029 (c)	1,400,000	1,483,246
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2030 (c)	750,000	803,196
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2027 (c)	1,350,000	1,391,960
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2028 (c)	1,325,000	1,386,449
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2029 (c)	2,000,000	2,118,923
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2027 (c)	5,000,000	5,155,408
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2028 (c)	5,500,000	5,755,070
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2029 (c)	5,500,000	5,827,038
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2032 (c)	1,850,000	1,974,909
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2033 (c)	785,000	837,218
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2028 (c)	5,500,000	5,743,597
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2029 (c)	1,180,000	1,250,164
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2030 (c)	5,000,000	5,386,002
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (c)	2,420,000	2,585,021
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2032 (c)	2,820,000	3,010,401
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2033 (c)	1,000,000	1,066,520
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Inc Insured)	1,360,000	1,390,939
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Inc Insured)	1,940,000	1,986,854
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Inc Insured)	1,455,000	1,488,412
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,820,000	1,826,030
TOTAL EDUCATION		75,435,141
Escrowed/Pre-Refunded - 0.0%
Bayonne NJ Gen. Oblig. 5% 7/1/2032 (Pre-refunded to 7/1/2026 at 100)	970,000	976,149
Bayonne NJ Gen. Oblig. 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100)	970,000	976,149
TOTAL ESCROWED/PRE-REFUNDED		1,952,298
General Obligations - 2.7%
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	2,940,000	2,629,682
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2030	2,170,000	2,299,346
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (d)	3,200,000	3,235,737
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,200,000	2,435,332
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2032	1,390,000	1,553,790
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	5,150,000	5,462,942
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	2,040,000	2,256,224
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	8,205,000	8,669,234
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	2,085,000	2,290,347
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	5,010,000	5,269,516
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	3,225,000	3,628,495
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2035	3,000,000	3,374,793
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,430,000	1,608,561
New Jersey St Gen. Oblig. 2% 6/1/2033	6,000,000	5,265,886
New Jersey St Gen. Oblig. 2% 6/1/2034	3,235,000	2,765,885
New Jersey St Gen. Oblig. 2% 6/1/2036	4,395,000	3,563,170
New Jersey St Gen. Oblig. 4% 6/1/2030	13,105,000	13,785,644
New Jersey St Gen. Oblig. 4% 6/1/2031	2,185,000	2,315,169
New Jersey St Gen. Oblig. 4% 6/1/2032	1,470,000	1,565,413
New Jersey St Gen. Oblig. 5% 6/1/2029	6,530,000	7,015,574
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (f)	13,270,000	12,627,713
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (f)	3,025,000	2,787,744
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	5,660,000	5,056,364
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (f)	1,000,000	858,167
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (Berkshire Hathaway Assurance Corp Insured) (f)	2,535,000	2,188,593
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (f)	10,960,000	9,405,521
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (f)	5,200,000	4,302,742
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (f)	6,490,000	4,983,858
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (f)	13,220,000	9,734,999
New Jersey Trans Trust Fund Auth 4% 6/15/2034	2,510,000	2,584,613
New Jersey Trans Trust Fund Auth 4% 6/15/2036	2,500,000	2,535,977
New Jersey Trans Trust Fund Auth 4% 6/15/2036	1,550,000	1,570,337
New Jersey Trans Trust Fund Auth 4% 6/15/2037	2,150,000	2,164,000
New Jersey Trans Trust Fund Auth 5% 12/15/2026	6,900,000	7,017,811
New Jersey Trans Trust Fund Auth 5% 12/15/2028	4,270,000	4,532,313
New Jersey Trans Trust Fund Auth 5% 12/15/2030	885,000	953,129
New Jersey Trans Trust Fund Auth 5% 12/15/2031	4,720,000	5,067,144
New Jersey Trans Trust Fund Auth 5% 12/15/2033	1,575,000	1,678,510
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,660,000	5,960,612
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,555,000	1,737,376
New Jersey Trans Trust Fund Auth 5% 6/15/2035	3,300,000	3,728,707
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,000,000	2,206,434
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,010,000	2,160,213
New Jersey Trans Trust Fund Auth 5% 6/15/2036	4,280,000	4,791,168
New Jersey Trans Trust Fund Auth 5% 6/15/2036	2,270,000	2,426,324
New Jersey Trans Trust Fund Auth 5% 6/15/2037	6,000,000	6,657,562
New Jersey Trans Trust Fund Auth 5% 6/15/2037	1,030,000	1,119,889
New Jersey Trans Trust Fund Auth 5% 6/15/2038	1,930,000	2,042,808
New Jersey Trans Trust Fund Auth 5% 6/15/2039	6,000,000	6,568,374
New Jersey Trans Trust Fund Auth 5% 6/15/2040	6,000,000	6,536,162
New Jersey Trans Trust Fund Auth 5% 6/15/2041	5,000,000	5,419,528
New Jersey Trans Trust Fund Auth 5.25% 6/15/2032	1,450,000	1,639,398
New Jersey Trans Trust Fund Auth 5.25% 6/15/2036	1,450,000	1,610,237
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	21,745,000	23,968,259
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	1,600,000	1,682,642
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2033	6,395,000	6,714,967
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	4,640,000	4,859,008
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	5,000,000	5,003,557
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	14,370,000	14,331,838
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	2,770,000	3,015,922
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	7,210,000	7,952,884
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	5,145,000	5,741,461
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	13,115,000	14,548,908
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	19,670,000	21,586,763
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	10,915,000	11,882,415
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	2,000,000	2,112,653
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,500,000	2,685,413
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,490,000	2,678,932
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2030	3,000,000	3,267,630
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	4,500,000	4,966,853
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	3,430,000	3,796,783
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,805,000	4,255,864
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,120,000	3,481,931
TOTAL GENERAL OBLIGATIONS		364,179,750
Health Care - 0.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)	1,435,000	1,106,227
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)	1,495,015	1,046,791
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	440,000	442,286
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2033	1,465,000	1,471,772
TOTAL HEALTH CARE		4,067,076
Housing - 0.1%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 6.5% 4/1/2056	12,000,000	13,389,991
Special Tax - 0.1%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2036 (Assured Guaranty Inc Insured)	1,500,000	1,638,639
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2037 (Assured Guaranty Inc Insured)	2,250,000	2,440,307
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2038 (Assured Guaranty Inc Insured)	2,250,000	2,425,885
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2039 (Assured Guaranty Inc Insured)	1,575,000	1,689,452
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2040 (Assured Guaranty Inc Insured)	1,500,000	1,597,977
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2041 (Assured Guaranty Inc Insured)	1,300,000	1,377,388
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2042 (Assured Guaranty Inc Insured)	1,700,000	1,791,082
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2036 (Assured Guaranty Inc Insured)	525,000	573,524
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2038 (Assured Guaranty Inc Insured)	750,000	808,628
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2039 (Assured Guaranty Inc Insured)	600,000	643,601
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2040 (Assured Guaranty Inc Insured)	890,000	948,133
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2041 (Assured Guaranty Inc Insured)	950,000	1,006,553
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2042 (Assured Guaranty Inc Insured)	1,200,000	1,264,293
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2043 (Assured Guaranty Inc Insured)	825,000	864,186
TOTAL SPECIAL TAX		19,069,648
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	8,870,000	8,488,105
Transportation - 1.3%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	14,620,000	14,685,186
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	1,125,000	1,129,708
New Jersey Turnpike Authority 4% 1/1/2035	5,670,000	6,026,065
New Jersey Turnpike Authority 5% 1/1/2028	13,640,000	14,231,478
New Jersey Turnpike Authority 5% 1/1/2028	2,330,000	2,391,963
New Jersey Turnpike Authority 5% 1/1/2029 (g)	2,070,000	2,151,028
New Jersey Turnpike Authority 5% 1/1/2030	13,780,000	14,906,774
New Jersey Turnpike Authority 5% 1/1/2031 (g)	2,755,000	2,946,358
New Jersey Turnpike Authority 5% 1/1/2032	10,775,000	11,987,824
New Jersey Turnpike Authority 5% 1/1/2033	11,345,000	12,743,409
New Jersey Turnpike Authority 5% 1/1/2033 (g)	4,000,000	4,359,711
New Jersey Turnpike Authority 5% 1/1/2034	6,805,000	7,708,281
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	10,735,000	11,570,012
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	11,280,000	12,108,337
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2032	2,000,000	2,225,118
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2033	970,000	1,089,564
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034	2,420,000	2,741,226
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2030	11,955,000	12,932,545
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2031	11,750,000	12,906,738
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2033	15,350,000	17,242,074
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2034	10,460,000	11,848,438
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2035	2,990,000	3,409,541
TOTAL TRANSPORTATION		183,341,378
TOTAL NEW JERSEY		669,923,387
New Jersey,New York - 0.7%
Transportation - 0.7%
Port Auth NY & NJ 5% 1/15/2033 (c)	2,000,000	2,206,167
Port Auth NY & NJ 5% 1/15/2034 (c)	3,485,000	3,818,165
Port Auth NY & NJ 5% 1/15/2035 (c)	2,000,000	2,174,077
Port Auth NY & NJ 5% 1/15/2036 (c)	1,000,000	1,078,307
Port Auth NY & NJ 5% 1/15/2037 (c)	1,000,000	1,071,585
Port Auth NY & NJ 5% 1/15/2039 (c)	2,390,000	2,539,130
Port Auth NY & NJ 5% 1/15/2040 (c)	5,000,000	5,284,152
Port Auth NY & NJ 5% 1/15/2041 (c)	6,350,000	6,664,206
Port Auth NY & NJ 5% 1/15/2042 (c)	4,100,000	4,279,291
Port Auth NY & NJ 5% 10/15/2030 (c)	1,475,000	1,599,092
Port Auth NY & NJ 5% 10/15/2031 (c)	7,000,000	7,658,391
Port Auth NY & NJ 5% 10/15/2032 (c)	6,535,000	7,208,452
Port Auth NY & NJ Series 223, 4% 7/15/2039 (c)	2,175,000	2,076,513
Port Auth NY & NJ Series 226, 5% 10/15/2033 (c)	1,350,000	1,445,751
Port Auth NY & NJ Series 227, 2% 10/1/2033 (c)	19,565,000	16,537,888
Port Auth NY & NJ Series 231, 5% 8/1/2033 (c)	12,500,000	13,630,901
Port Auth NY & NJ Series 231, 5% 8/1/2034 (c)	7,095,000	7,700,353
Port Auth NY & NJ Series 238, 5% 7/15/2039 (c)	3,150,000	3,357,145
Port Auth NY & NJ Series 242, 5% 12/1/2036 (c)	1,750,000	1,891,007
Port Auth NY & NJ Series 242, 5% 12/1/2037 (c)	2,200,000	2,365,018
Port Auth NY & NJ Series 242, 5% 12/1/2038 (c)	2,000,000	2,138,623
Port Auth NY & NJ Series 242, 5% 12/1/2039 (c)	4,150,000	4,417,217
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (c)	1,080,000	1,124,238
TOTAL NEW JERSEY,NEW YORK		102,265,669
New Mexico - 0.3%
General Obligations - 0.3%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	45,315,000	47,772,555
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	1,095,000	1,095,661
TOTAL NEW MEXICO		48,868,216
New York - 5.8%
Education - 0.1%
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2032	1,810,000	1,762,154
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2033	900,000	866,104
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2034	255,000	242,733
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	1,840,000	1,895,434
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2032	1,250,000	1,352,935
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2034	2,300,000	2,471,426
TOTAL EDUCATION		8,590,786
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	9,325,000	9,260,794
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2035	800,000	883,245
TOTAL ELECTRIC UTILITIES		10,144,039
Escrowed/Pre-Refunded - 0.0%
New York State Dormitory Authority Series 2021E, 5% 3/15/2036 (Pre-refunded to 3/15/2032 at 100)	5,000	5,578
General Obligations - 0.7%
City of New York NY Gen. Oblig. 5% 2/1/2037 (g)	715,000	801,161
City of New York NY Gen. Oblig. 5% 2/1/2038 (g)	2,000,000	2,223,597
City of New York NY Gen. Oblig. 5% 2/1/2039 (g)	3,250,000	3,584,308
City of New York NY Gen. Oblig. 5% 2/1/2040 (g)	3,500,000	3,837,815
City of New York NY Gen. Oblig. 5% 2/1/2041 (g)	3,205,000	3,489,450
City of New York NY Gen. Oblig. 5% 2/1/2042 (g)	4,000,000	4,322,120
City of New York NY Gen. Oblig. 5% 3/1/2042	5,410,000	5,672,071
City of New York NY Gen. Oblig. 5% 8/1/2033	2,000,000	2,154,275
City of New York NY Gen. Oblig. 5% 8/1/2034	1,750,000	1,926,719
City of New York NY Gen. Oblig. 5% 8/1/2035	2,250,000	2,461,537
City of New York NY Gen. Oblig. 5% 8/1/2036	1,570,000	1,705,639
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2033	2,500,000	2,692,844
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2034	3,310,000	3,550,029
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 4% 10/1/2035	2,395,000	2,423,242
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5% 5/1/2035	1,540,000	1,682,077
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2034	5,000,000	5,636,915
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	6,000,000	6,682,147
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	7,315,000	8,191,404
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	2,075,000	2,020,821
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	33,080,000	33,771,011
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 5% 7/15/2037	2,000,000	2,073,357
TOTAL GENERAL OBLIGATIONS		100,902,539
Health Care - 0.1%
New York NY City Health & Hosp Series 2025A, 5% 2/15/2038	3,750,000	4,151,464
New York NY City Health & Hosp Series 2025A, 5% 2/15/2041	6,200,000	6,740,421
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (b)	4,055,000	4,061,798
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,008,363
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2035 (Assured Guaranty Inc Insured)	1,500,000	1,506,269
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (d)	1,360,000	1,203,497
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	2,155,000	1,712,695
TOTAL HEALTH CARE		20,384,507
Housing - 0.8%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	2,890,000	2,914,301
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	23,055,000	23,204,779
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	38,285,000	38,634,906
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2022 B 2, 2.5% tender 11/1/2060 (b)	9,370,000	9,300,612
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	9,880,000	9,612,085
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	1,670,000	1,670,601
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	3,095,000	3,096,433
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	18,545,000	18,564,217
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.25% 11/1/2036	2,305,000	1,898,500
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	9,820,000	9,964,167
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	540,000	538,336
TOTAL HOUSING		119,398,937
Industrial Development - 0.2%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	12,380,000	12,298,266
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	11,925,000	11,737,430
TOTAL INDUSTRIAL DEVELOPMENT		24,035,696
Special Tax - 2.2%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2032	3,885,000	3,959,567
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2035	7,285,000	7,407,110
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2034	1,295,000	1,467,148
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2035	5,000,000	5,668,067
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2035	4,000,000	4,541,924
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2036	11,500,000	12,914,472
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2036	2,500,000	2,807,494
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2030	7,500,000	8,222,972
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2031	14,555,000	16,104,457
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2035	14,910,000	16,902,174
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB D 1, 5% 11/1/2039	6,005,000	6,616,898
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB D 1, 5% 11/1/2040	2,500,000	2,738,848
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2041	1,490,000	1,627,509
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2042	8,250,000	8,938,750
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2043	5,500,000	5,919,337
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026C, 5% 11/1/2039	9,565,000	10,539,655
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026C, 5% 11/1/2040	8,000,000	8,764,312
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2032	9,175,000	9,567,740
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2035	7,520,000	7,826,526
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2036	1,000,000	1,082,209
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	3,300,000	3,442,045
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2035	8,400,000	8,742,396
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2036	6,555,000	6,805,986
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2036	1,075,000	1,085,183
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2035	3,000,000	3,044,732
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2036	8,615,000	8,696,609
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 D SUB D1, 5% 11/1/2034	5,910,000	6,479,667
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2037	10,335,000	11,285,054
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2040	9,325,000	9,985,520
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2032	13,810,000	14,419,130
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	10,000,000	10,141,768
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020 A, 4% 3/15/2034	3,055,000	3,135,629
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2033	3,825,000	4,242,074
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2036	9,140,000	9,919,029
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	2,640,000	2,798,862
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2039	3,000,000	3,276,320
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	11,720,000	12,718,930
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,500,000	5,562,374
New York State Urban Development Corp (New York State Pit Proj.) 5% 3/15/2036	7,610,000	8,152,826
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2034	7,250,000	8,073,457
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2027	1,330,000	1,336,419
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2040	3,915,000	3,917,090
NY Mta Dedicated Tax Fund Series 2022A, 5% 11/15/2034	735,000	815,732
NY Payroll Mobility Tax 4% 11/15/2033	1,430,000	1,518,781
NY Payroll Mobility Tax 4% 11/15/2034	285,000	300,267
NY Payroll Mobility Tax 5% 11/15/2034	1,070,000	1,203,077
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2040	835,000	900,829
TOTAL SPECIAL TAX		295,616,955
Transportation - 1.5%
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (f)	10,105,000	7,710,981
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	1,900,000	1,979,805
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2033	6,725,000	6,968,281
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2026	5,975,000	6,065,478
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	4,435,000	4,606,468
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	4,315,000	4,496,243
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2033	6,955,000	7,206,601
Metropolitan Transn Auth NY Rv Series 2020 D, 5% 11/15/2043	2,500,000	2,583,800
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	2,000,000	2,036,548
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2041	1,100,000	1,217,035
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2042	1,500,000	1,644,958
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2043	1,670,000	1,816,105
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2034 (c)	2,500,000	2,547,059
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4% 10/1/2030 (c)	8,000,000	8,126,429
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2035 (c)	11,390,000	11,868,355
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (c)	25,350,000	27,796,276
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (c)	1,220,000	1,272,732
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2030 (c)	2,400,000	2,560,496
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (c)	1,800,000	1,896,619
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2039	1,350,000	1,294,407
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2040	1,500,000	1,422,118
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	950,000	1,001,507
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	950,000	1,017,318
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	750,000	813,963
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2031	950,000	1,027,962
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2032	1,125,000	1,212,976
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	2,640,000	2,835,510
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2034	1,600,000	1,712,070
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2035	1,500,000	1,596,868
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2036	1,700,000	1,798,014
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2037	1,755,000	1,844,838
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2038	1,500,000	1,569,605
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	8,980,000	9,232,392
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (c)	2,400,000	2,503,736
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (c)	13,205,000	14,273,179
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (c)	9,440,000	10,138,667
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	10,315,000	11,015,806
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	5,155,000	5,473,178
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (c)	3,515,000	3,709,434
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (c)	9,375,000	9,839,106
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2037 (c)	2,470,000	2,631,613
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2038 (c)	3,125,000	3,311,000
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2041 (c)	2,250,000	2,351,173
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (c)	8,155,000	8,157,850
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5.25% 1/1/2050 (c)	13,305,000	13,305,314
TOTAL TRANSPORTATION		219,489,873
Water & Sewer - 0.1%
New York NY Cty Muni Wtr Fin Auth 5% 6/15/2037	6,315,000	7,119,986
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2038	5,205,000	6,045,005
TOTAL WATER & SEWER		13,164,991
TOTAL NEW YORK		811,733,901
Non-state Specific - 0.2%
Housing - 0.2%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (b)	22,200,000	23,051,692
North Carolina - 1.0%
Education - 0.1%
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2032	1,000,000	1,031,335
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2034	1,800,000	1,837,301
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2026	275,000	275,425
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2027	400,000	407,834
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2028	415,000	432,216
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2029	525,000	555,657
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2030	560,000	600,840
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2030 (c)	1,110,000	1,181,902
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2031 (c)	2,450,000	2,632,473
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2032 (c)	2,750,000	2,974,324
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2033 (c)	2,750,000	2,981,753
TOTAL EDUCATION		14,911,060
General Obligations - 0.2%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	4,025,000	3,462,213
Charlotte NC Gen. Oblig. 2% 6/1/2036	2,190,000	1,818,520
Charlotte NC Gen. Oblig. 2% 6/1/2037	2,500,000	2,020,034
Forsyth Cnty NC Gen. Oblig. 1.625% 3/1/2034	2,815,000	2,357,001
Iredell Cnty NC Series 2025, 5% 4/1/2036	3,930,000	4,505,252
Johnston Cnty NC 2% 2/1/2037	1,065,000	860,855
Moore Cnty NC Ltd Oblig 2% 6/1/2035	2,385,000	1,996,154
Moore Cnty NC Ltd Oblig 2% 6/1/2037	2,390,000	1,889,757
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	5,475,000	5,186,656
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2035	2,095,000	2,409,488
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2036	2,300,000	2,618,079
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2037	1,500,000	1,691,782
TOTAL GENERAL OBLIGATIONS		30,815,791
Health Care - 0.2%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	165,000	166,465
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	4,430,000	4,678,366
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,125,000	1,708,529
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	17,085,000	17,074,256
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5% 10/1/2034	670,000	705,172
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5% 10/1/2035	565,000	591,390
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.25% 10/1/2037	435,000	453,733
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.25% 10/1/2038	1,360,000	1,413,066
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.25% 10/1/2040	755,000	776,517
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5% 9/1/2034	900,000	947,030
TOTAL HEALTH CARE		28,514,524
Housing - 0.3%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 3.75% 7/1/2052	6,080,000	6,108,603
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	4,505,000	4,861,454
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 57 A, 6.25% 1/1/2056	7,975,000	8,917,621
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 58 A, 6.5% 1/1/2056	6,000,000	6,813,778
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	3,715,000	4,201,358
TOTAL HOUSING		30,902,814
Industrial Development - 0.1%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2.75% 11/1/2033 VRDN (b)(c)	19,500,000	19,500,000
Transportation - 0.1%
Charlotte NC Arpt Rev Series 2019A, 3% 7/1/2035	1,225,000	1,136,220
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	1,500,000	1,532,746
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2028 (c)	1,875,000	1,953,053
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2029 (c)	1,500,000	1,588,818
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2030 (c)	1,320,000	1,418,208
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2031 (c)	1,350,000	1,442,287
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2032 (c)	1,100,000	1,172,271
TOTAL TRANSPORTATION		10,243,603
TOTAL NORTH CAROLINA		134,887,792
North Dakota - 0.1%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 3% 12/1/2039 (Assured Guaranty Inc Insured)	4,360,000	3,676,969
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	1,250,000	1,167,185
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2040	5,675,000	5,158,950
TOTAL HEALTH CARE		10,003,104
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	2,570,000	2,531,913
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 4% 1/1/2053	5,295,000	5,348,553
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	1,585,000	1,715,249
TOTAL HOUSING		9,595,715
TOTAL NORTH DAKOTA		19,598,819
Ohio - 2.2%
Education - 0.1%
Miami Univ. OH Series 2020A, 5% 9/1/2030	140,000	152,632
Miami Univ. OH Series 2020A, 5% 9/1/2031	950,000	1,035,127
Miami Univ. OH Series 2020A, 5% 9/1/2033	1,770,000	1,907,443
Miami Univ. OH Series 2020A, 5% 9/1/2034	2,500,000	2,684,513
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2034	35,000	36,246
University Cincinnati OH Gen Series 2024D, 5% 6/1/2036	3,405,000	3,738,208
University Cincinnati OH Gen Series 2024D, 5% 6/1/2037	1,625,000	1,772,426
Youngstown St Univ Ohio Gen Rcpts Series 2021, 3% 12/15/2033 (Assured Guaranty Inc Insured)	1,930,000	1,840,246
TOTAL EDUCATION		13,166,841
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2017A, 5% 2/15/2036	5,000,000	5,157,861
American Mun Pwr Rev Series 2021A, 4% 2/15/2036	4,045,000	4,095,098
American Mun Pwr Rev Series 2021A, 4% 2/15/2037	3,000,000	3,021,383
American Mun Pwr Rev Series 2021A, 4% 2/15/2038	235,000	235,482
American Mun Pwr Rev Series 2021A, 5% 2/15/2033	2,750,000	2,975,423
American Mun Pwr Rev Series 2021A, 5% 2/15/2034	4,000,000	4,306,864
American Mun Pwr Rev Series 2021A, 5% 2/15/2035	2,715,000	2,912,110
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (c)	13,000,000	13,087,985
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005C, 3.7% 4/1/2028 (c)	5,355,000	5,389,044
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005D, 3.7% 10/1/2028 (c)	7,500,000	7,555,658
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	4,590,000	4,629,377
TOTAL ELECTRIC UTILITIES		53,366,285
Escrowed/Pre-Refunded - 0.0%
Akron Bath Copley Hsp Dist OH Series 2020, 4% 11/15/2034 (Pre-refunded to 11/15/2030 at 100)	970,000	1,020,557
Akron Bath Copley Hsp Dist OH Series 2020, 4% 11/15/2035 (Pre-refunded to 11/15/2030 at 100)	1,000,000	1,052,121
Akron Bath Copley Hsp Dist OH Series 2020, 4% 11/15/2036 (Pre-refunded to 11/15/2030 at 100)	1,000,000	1,052,121
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2032 (Pre-refunded to 11/15/2030 at 100)	700,000	766,639
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	280,000	281,114
Ohio St Hosp Rev Series 2024 A, 5% 1/1/2035 (Pre-refunded to 10/1/2034 at 100)	450,000	509,129
TOTAL ESCROWED/PRE-REFUNDED		4,681,681
General Obligations - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032	1,490,000	1,495,934
State of Ohio Gen. Oblig. Series 2021 A, 5% 6/15/2033	2,300,000	2,529,555
TOTAL GENERAL OBLIGATIONS		4,025,489
Health Care - 1.0%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2029	2,290,000	2,456,475
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2030	2,290,000	2,464,499
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	2,515,000	2,515,709
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	2,640,000	2,640,896
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	2,770,000	2,770,635
Franklin Cnty OH Hosp Facs Rev (Nationwide Children's Hospital Proj.) Series 2016 C, 5% 11/1/2026	2,040,000	2,068,056
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2031	1,000,000	1,041,547
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2032	1,000,000	1,039,673
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2033	1,000,000	1,037,523
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2026	560,000	563,688
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	1,540,000	1,543,212
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2044	6,580,000	6,503,392
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	4,500,000	4,215,474
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	5,475,000	5,444,903
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2029	15,990,000	16,941,674
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	21,510,000	23,821,688
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	19,730,000	22,100,542
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	16,390,000	16,520,005
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2027	2,495,000	2,539,276
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2029	4,855,000	5,037,072
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	2,250,000	2,252,238
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	2,300,000	2,362,513
TOTAL HEALTH CARE		127,880,690
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	350,000	353,946
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	5,490,000	6,000,200
TOTAL HOUSING		6,354,146
Special Tax - 0.4%
Cleveland Ohio Income Tax Rev Series 2021 A 1, 3% 10/1/2038	1,205,000	1,056,160
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2037	390,000	427,201
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2038	7,160,000	7,796,884
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2039	10,000,000	10,833,927
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2040	5,375,000	5,790,613
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2041	5,785,000	6,198,511
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2042	12,000,000	12,783,875
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2033	2,000,000	2,124,071
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2035	1,000,000	1,054,259
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2036	1,180,000	1,238,486
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	970,000	964,416
TOTAL SPECIAL TAX		50,268,403
Tobacco Bonds - 0.0%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,290,000	2,400,059
Transportation - 0.2%
Columbus OH Regl Arpt Au Rev 5% 1/1/2035 (c)	3,000,000	3,288,394
Columbus OH Regl Arpt Au Rev 5% 1/1/2036 (c)	3,715,000	4,041,841
Columbus OH Regl Arpt Au Rev 5% 1/1/2037 (c)	8,200,000	8,853,999
Columbus OH Regl Arpt Au Rev 5% 1/1/2038 (c)	12,000,000	12,868,350
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	2,860,000	3,099,512
TOTAL TRANSPORTATION		32,152,096
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	1,175,000	1,040,032
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2038	2,505,000	2,653,791
Ohio Water Development Authority 5% 12/1/2040	1,065,000	1,149,510
Ohio Water Development Authority Series 2024 B, 5% 12/1/2032	605,000	683,310
Ohio Water Development Authority Series 2024 B, 5% 12/1/2033	875,000	997,516
Ohio Water Development Authority Series 2024 B, 5% 12/1/2034	1,000,000	1,147,856
Ohio Water Development Authority Series 2024 B, 5% 6/1/2032	570,000	640,362
Ohio Water Development Authority Series 2024 B, 5% 6/1/2033	500,000	567,467
Ohio Water Development Authority Series 2024 B, 5% 6/1/2034	605,000	692,006
TOTAL WATER & SEWER		9,571,850
TOTAL OHIO		303,867,540
Oklahoma - 0.5%
Education - 0.1%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2033	2,645,000	2,565,837
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2034	2,755,000	2,644,700
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	540,000	542,062
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2027	680,000	691,534
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2028	725,000	742,199
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2029	755,000	778,065
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2030	1,370,000	1,407,300
TOTAL EDUCATION		9,371,697
General Obligations - 0.1%
Canadian County Educational Facilities Authority (Mustang Public Schools Proj.) 5% 9/1/2026	2,015,000	2,031,796
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,111,298
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2034 (Build America Mutual Assurance Co Insured)	1,750,000	1,957,992
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2035 (Build America Mutual Assurance Co Insured)	1,650,000	1,847,461
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2036 (Build America Mutual Assurance Co Insured)	1,250,000	1,389,105
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,104,356
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2030	1,075,000	1,173,572
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2033	1,500,000	1,698,586
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2034	525,000	598,032
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2032	6,325,000	7,011,811
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2033	2,500,000	2,796,099
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2034	1,000,000	1,124,294
TOTAL GENERAL OBLIGATIONS		23,844,402
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	990,000	1,084,416
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	1,140,000	1,273,088
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2025 C, 4.95% 9/1/2045	1,690,000	1,721,659
TOTAL HOUSING		4,079,163
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2026	1,455,000	1,457,586
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2027	1,155,000	1,156,853
TOTAL SPECIAL TAX		2,614,439
Transportation - 0.3%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2036	3,000,000	3,400,198
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2037	4,500,000	5,061,453
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2037	3,000,000	3,407,911
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2038	8,000,000	8,929,646
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2040	2,250,000	2,481,575
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2041	2,000,000	2,188,035
TOTAL TRANSPORTATION		25,468,818
TOTAL OKLAHOMA		65,378,519
Oregon - 1.4%
General Obligations - 0.1%
Clackamas Cnty OR Sch Dist No 62 Series 2025A, 0% 6/15/2031 (Oregon St Guaranteed) (f)	1,000,000	849,191
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2037	1,195,000	902,797
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2033 (Oregon St Guaranteed)	1,000,000	964,762
Oregon St Gen. Oblig. 5% 8/1/2036	1,500,000	1,707,606
Oregon St Gen. Oblig. 5% 8/1/2037	1,455,000	1,643,704
Oregon St Gen. Oblig. 5% 8/1/2038	2,125,000	2,384,005
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2038 (c)	1,225,000	1,319,588
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2039 (c)	1,200,000	1,284,415
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2030 (Oregon St Guaranteed)	2,915,000	2,994,593
TOTAL GENERAL OBLIGATIONS		14,050,661
Health Care - 0.2%
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2034	8,370,000	9,084,307
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2035	1,400,000	1,506,063
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2036	1,755,000	1,869,866
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2038	2,000,000	2,142,949
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2041	1,525,000	1,587,201
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2042	1,375,000	1,419,826
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2043	1,455,000	1,492,308
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2044	1,375,000	1,397,888
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	12,940,000	13,892,130
TOTAL HEALTH CARE		34,392,538
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	2,630,000	2,215,734
Special Tax - 0.0%
Oregon St Dept Admin Lottery 5% 4/1/2038	1,000,000	1,121,448
Transportation - 1.1%
Port of Portland Arpt Rev 4% 7/1/2035 (c)	3,000,000	3,001,045
Port of Portland Arpt Rev 4% 7/1/2039 (c)	2,545,000	2,460,443
Port of Portland Arpt Rev 5% 7/1/2026 (c)	1,300,000	1,306,735
Port of Portland Arpt Rev 5% 7/1/2027 (c)	1,090,000	1,117,857
Port of Portland Arpt Rev 5% 7/1/2029	1,155,000	1,208,198
Port of Portland Arpt Rev 5% 7/1/2029	1,000,000	1,050,914
Port of Portland Arpt Rev 5% 7/1/2033	785,000	846,585
Port of Portland Arpt Rev 5% 7/1/2036 (c)	8,655,000	9,110,232
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2034 (c)	5,500,000	6,078,892
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2035 (c)	11,655,000	12,816,431
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2036 (c)	9,075,000	9,905,871
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2037 (c)	12,175,000	13,197,446
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2034 (c)	1,725,000	1,906,562
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2035 (c)	3,835,000	4,217,161
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2036 (c)	3,655,000	3,989,637
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2037 (c)	4,230,000	4,585,232
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2031 (c)	1,000,000	1,013,254
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2032 (c)	2,795,000	2,830,533
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2030 (c)	12,085,000	12,986,326
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2031 (c)	12,035,000	13,079,265
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2033 (c)	9,960,000	10,956,995
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (c)	2,730,000	2,990,395
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2038 (c)	2,680,000	2,865,192
Port of Portland Arpt Rev Series TWENTY NINE, 5.25% 7/1/2040 (c)	19,745,000	21,267,863
TOTAL TRANSPORTATION		144,789,064
TOTAL OREGON		196,569,445
Pennsylvania - 2.5%
Education - 0.3%
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2036	825,000	816,179
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2037	1,000,000	980,073
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2038	1,050,000	1,010,454
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2040	2,115,000	2,006,390
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (h)(i)	2,445,000	614,428
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (h)(i)	5,005,000	1,257,756
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (h)(i)	5,575,000	1,400,998
Northampton Cnty PA Gen Purp Ath (Lehigh Univ, PA Proj.) Series 2024 A, 5% 11/15/2034	7,605,000	8,660,569
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2029 (c)	3,800,000	3,942,807
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2030 (c)	8,600,000	8,992,875
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2031 (c)	4,900,000	5,153,646
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2030 (c)	2,365,000	2,473,041
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2032 (c)	2,000,000	2,113,449
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2033 (c)	1,875,000	1,983,720
Pennsylvania St Univ Series 2023, 5% 9/1/2038	750,000	820,689
Pennsylvania St Univ Series 2023, 5% 9/1/2039	750,000	816,889
Pennsylvania St Univ Series 2023, 5% 9/1/2040	1,500,000	1,629,132
TOTAL EDUCATION		44,673,095
Electric Utilities - 0.0%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2041 (Assured Guaranty Inc Insured)	2,330,000	2,594,648
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2043 (Assured Guaranty Inc Insured)	3,750,000	4,112,667
TOTAL ELECTRIC UTILITIES		6,707,315
Escrowed/Pre-Refunded - 0.0%
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2028 (Pre-refunded to 12/1/2026 at 100)	835,000	848,191
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2033 (Pre-refunded to 12/1/2026 at 100)	895,000	909,140
TOTAL ESCROWED/PRE-REFUNDED		1,757,331
General Obligations - 0.5%
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	16,970,000	17,029,851
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	25,255,000	25,386,107
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2027	1,500,000	1,529,164
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2028	2,250,000	2,346,225
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2029	2,425,000	2,578,800
Philadelphia PA Sch Dist 5% 9/1/2029	3,070,000	3,281,512
Philadelphia PA Sch Dist 5% 9/1/2033	11,245,000	11,855,234
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	3,675,000	3,880,518
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	145,000	145,255
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2028	5,265,000	5,343,392
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2033	3,405,000	3,446,871
TOTAL GENERAL OBLIGATIONS		76,822,929
Health Care - 0.3%
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) Series 2024, 5% 7/1/2031 (d)	1,415,000	1,482,462
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	1,385,000	1,366,123
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	1,495,000	1,464,440
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	4,670,000	4,449,553
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	7,560,000	6,903,171
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	3,490,000	3,005,987
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2030	1,250,000	1,318,836
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	2,500,000	2,629,534
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2033	1,370,000	1,429,781
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,045,000	1,084,922
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2042	3,000,000	3,054,546
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2028	1,215,000	1,251,551
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2030	2,090,000	2,147,536
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 2.65% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	5,000,000	5,000,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2038	2,890,000	2,993,117
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2034	1,630,000	1,819,369
TOTAL HEALTH CARE		41,400,928
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.35% 10/1/2040	1,250,000	978,198
Special Tax - 0.0%
Southeastern PA Transn Auth Rev 5% 6/1/2033	1,000,000	1,112,215
Southeastern PA Transn Auth Rev 5% 6/1/2034	1,000,000	1,104,294
Southeastern PA Transn Auth Rev 5% 6/1/2035	1,750,000	1,917,147
Southeastern PA Transn Auth Rev 5% 6/1/2036	2,500,000	2,720,271
TOTAL SPECIAL TAX		6,853,927
Transportation - 1.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (c)	3,635,000	3,861,461
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2034 (Assured Guaranty Inc Insured) (c)	1,730,000	1,871,392
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2035 (Assured Guaranty Inc Insured) (c)	2,000,000	2,152,333
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2036 (Assured Guaranty Inc Insured) (c)	1,000,000	1,095,059
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2037 (Assured Guaranty Inc Insured) (c)	1,000,000	1,088,419
Pennsylvania Turnpike Commission 4% 12/1/2038	1,040,000	1,053,748
Pennsylvania Turnpike Commission 5% 12/1/2029	1,455,000	1,508,181
Pennsylvania Turnpike Commission 5% 12/1/2033	5,465,000	6,166,602
Pennsylvania Turnpike Commission 5% 12/1/2033	4,350,000	4,908,457
Pennsylvania Turnpike Commission 5% 12/1/2034	3,250,000	3,683,136
Pennsylvania Turnpike Commission 5% 12/1/2034	3,125,000	3,541,477
Pennsylvania Turnpike Commission 5% 12/1/2034	970,000	999,652
Pennsylvania Turnpike Commission 5% 12/1/2036	2,850,000	3,207,828
Pennsylvania Turnpike Commission 5% 12/1/2037	1,300,000	1,403,435
Pennsylvania Turnpike Commission 5% 12/1/2038	4,500,000	5,009,718
Pennsylvania Turnpike Commission 5% 12/1/2038	4,100,000	4,564,410
Pennsylvania Turnpike Commission 5% 12/1/2039	3,250,000	3,588,056
Pennsylvania Turnpike Commission 5% 12/1/2039	2,350,000	2,594,440
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	2,095,000	2,303,197
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2034	1,750,000	1,910,926
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2035	1,750,000	1,901,211
Pennsylvania Turnpike Commission Series 2026, 5% 12/1/2041	5,000,000	5,522,072
Pennsylvania Turnpike Commission Series 2026, 5% 12/1/2042	5,420,000	5,945,868
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2039	6,320,000	7,042,491
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2041	2,370,000	2,617,462
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2042	2,400,000	2,632,857
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (e)	755,000	768,677
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2033 (e)	1,215,000	1,274,611
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2032	3,205,000	3,576,766
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2033	12,980,000	14,664,865
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2034	5,325,000	5,971,273
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2035	1,425,000	1,582,193
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2041	3,700,000	4,045,953
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2042	5,000,000	5,441,122
Philadelphia PA Airport Rev 5% 7/1/2026 (c)	2,950,000	2,964,985
Philadelphia PA Airport Rev 5% 7/1/2029 (c)	1,200,000	1,228,623
Philadelphia PA Airport Rev 5% 7/1/2030 (c)	1,720,000	1,757,733
Philadelphia PA Airport Rev 5% 7/1/2031 (c)	2,430,000	2,480,934
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (c)	800,000	813,303
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2035	2,000,000	2,012,129
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2036	3,500,000	3,506,449
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2036 (c)	2,750,000	2,914,808
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2033 (c)	9,695,000	10,645,887
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2036 (c)	1,340,000	1,471,892
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2038 (c)	1,370,000	1,479,838
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2039 (c)	1,640,000	1,760,196
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2041 (c)	360,000	389,120
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2043 (c)	1,110,000	1,184,939
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2044 (c)	2,100,000	2,222,424
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2045 (c)	2,250,000	2,360,941
TOTAL TRANSPORTATION		158,693,549
Water & Sewer - 0.1%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2040	1,000,000	1,073,902
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2042	3,000,000	3,196,427
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2043	2,085,000	2,208,453
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2035	1,110,000	1,221,335
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2037	2,000,000	2,173,506
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2038	1,500,000	1,622,249
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2039	1,850,000	1,992,632
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	570,000	595,836
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2031 (Assured Guaranty Inc Insured)	1,855,000	2,052,788
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2033 (Assured Guaranty Inc Insured)	1,250,000	1,410,482
TOTAL WATER & SEWER		17,547,610
TOTAL PENNSYLVANIA		355,434,882
Puerto Rico - 0.3%
General Obligations - 0.3%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	27,122,170	27,072,477
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	9,725,000	9,581,607
TOTAL GENERAL OBLIGATIONS		36,654,084
Water & Sewer - 0.0%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (d)	1,500,000	1,549,454
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	5,185,000	5,342,521
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2037 (d)	3,620,000	3,748,294
TOTAL WATER & SEWER		10,640,269
TOTAL PUERTO RICO		47,294,353
Rhode Island - 0.6%
Education - 0.2%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2034	475,000	527,390
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2037	2,255,000	2,437,507
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2039	1,845,000	1,971,961
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2033	315,000	351,415
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2034	375,000	416,448
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2035	350,000	385,697
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2037	400,000	435,125
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2038	350,000	378,898
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	395,000	425,528
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2040	1,640,000	1,756,909
Rhode Island St Student Ln 3.5% 12/1/2034 (c)	1,420,000	1,393,527
Rhode Island St Student Ln 5% 12/1/2026 (c)	2,100,000	2,128,868
Rhode Island St Student Ln 5% 12/1/2027 (c)	1,500,000	1,540,708
Rhode Island St Student Ln 5% 12/1/2028 (c)	1,750,000	1,819,327
Rhode Island St Student Ln 5% 12/1/2029 (c)	1,875,000	1,967,953
Rhode Island St Student Ln 5% 12/1/2029 (c)	1,650,000	1,739,350
Rhode Island St Student Ln 5% 12/1/2030 (c)	1,125,000	1,187,362
Rhode Island St Student Ln 5% 12/1/2031 (c)	1,575,000	1,669,984
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	520,000	520,250
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2032 (c)	5,100,000	5,395,140
TOTAL EDUCATION		28,449,347
General Obligations - 0.2%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019 A, 4% 5/1/2035	2,160,000	2,190,186
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2036 (Build America Mutual Assurance Co Insured)	1,410,000	1,552,259
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	2,180,000	2,383,437
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	835,000	907,320
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2040 (Build America Mutual Assurance Co Insured)	1,450,000	1,575,547
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2043 (Build America Mutual Assurance Co Insured)	730,000	783,502
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	1,825,000	1,945,607
Rhode Island St Gen. Oblig. Series 2022A, 5% 8/1/2035	10,110,000	11,134,639
TOTAL GENERAL OBLIGATIONS		22,472,497
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	10,630,000	10,640,497
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	6,100,000	6,556,894
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2035	1,320,000	1,410,155
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2037	735,000	774,106
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2038	880,000	921,095
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2040	735,000	765,384
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2041	800,000	828,441
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2043	790,000	806,259
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2044	550,000	556,207
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2026B, 5% 5/15/2031	6,605,000	7,113,930
TOTAL HEALTH CARE		30,372,968
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 68 C, 3.15% 10/1/2031 (c)	2,265,000	2,218,529
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	670,000	673,287
TOTAL HOUSING		2,891,816
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	1,770,000	1,773,076
Tobacco Setlement Fing Corp RI Series SER A, 5% 6/1/2028	2,330,000	2,338,970
TOTAL TOBACCO BONDS		4,112,046
TOTAL RHODE ISLAND		88,298,674
South Carolina - 1.4%
Electric Utilities - 0.5%
South Carolina St Svc Auth Rev 4% 12/1/2033	900,000	920,598
South Carolina St Svc Auth Rev 4% 12/1/2034	4,000,000	4,076,026
South Carolina St Svc Auth Rev 4% 12/1/2035	500,000	507,290
South Carolina St Svc Auth Rev 4% 12/1/2037	2,000,000	2,009,170
South Carolina St Svc Auth Rev 5% 12/1/2031	2,800,000	3,045,143
South Carolina St Svc Auth Rev 5% 12/1/2034	500,000	565,062
South Carolina St Svc Auth Rev 5% 12/1/2036	1,900,000	2,124,419
South Carolina St Svc Auth Rev 5% 12/1/2037	2,125,000	2,351,823
South Carolina St Svc Auth Rev 5% 12/1/2037	1,625,000	1,798,453
South Carolina St Svc Auth Rev 5% 12/1/2038	4,500,000	4,936,205
South Carolina St Svc Auth Rev 5% 12/1/2038	3,000,000	3,290,803
South Carolina St Svc Auth Rev 5% 12/1/2039	4,030,000	4,390,504
South Carolina St Svc Auth Rev 5% 12/1/2039	1,325,000	1,443,528
South Carolina St Svc Auth Rev 5% 12/1/2040	1,625,000	1,759,550
South Carolina St Svc Auth Rev 5.25% 12/1/2033 (Assured Guaranty Inc Insured)	1,200,000	1,350,129
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	2,000,000	1,901,004
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2035	5,000,000	5,609,350
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2036	6,500,000	7,231,829
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2038	7,000,000	7,647,154
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2041	1,000,000	1,078,398
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	6,250,000	6,318,119
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	9,330,000	9,418,326
TOTAL ELECTRIC UTILITIES		73,772,883
General Obligations - 0.2%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	3,890,000	3,360,151
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (b)	21,845,000	23,319,618
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2027	3,885,000	3,890,530
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2029	3,155,000	3,158,565
TOTAL GENERAL OBLIGATIONS		33,728,864
Health Care - 0.5%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	2,500,000	2,505,405
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2034	15,850,000	17,591,557
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2035	11,250,000	12,374,694
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2036	14,000,000	15,314,275
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2037	7,775,000	8,452,348
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2038	10,650,000	11,504,930
TOTAL HEALTH CARE		67,743,209
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	1,290,000	1,300,717
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2020 A, 4% 7/1/2050	1,195,000	1,204,860
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	3,400,000	3,714,478
South Carolina Hsg Fin Dev Aut Series 2026A, 6% 7/1/2056	5,920,000	6,584,090
TOTAL HOUSING		12,804,145
Transportation - 0.1%
South Carolina St Ports Auth Series 2018, 5% 7/1/2028 (c)	2,235,000	2,324,935
South Carolina St Ports Auth Series 2018, 5% 7/1/2030 (c)	4,790,000	4,965,927
South Carolina St Ports Auth Series 2018, 5% 7/1/2033 (c)	2,150,000	2,214,987
TOTAL TRANSPORTATION		9,505,849
TOTAL SOUTH CAROLINA		197,554,950
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2027	365,000	374,102
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2033	1,700,000	1,737,528
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	1,360,000	1,385,371
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	15,700,000	17,071,916
TOTAL HEALTH CARE		20,568,917
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2021 A, 3% 11/1/2051	1,925,000	1,902,425
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	2,355,000	2,540,072
TOTAL HOUSING		4,442,497
TOTAL SOUTH DAKOTA		25,011,414
Tennessee - 1.5%
Education - 0.2%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	615,000	671,910
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	450,000	485,346
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	500,000	536,248
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	500,000	533,449
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	425,000	451,208
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 4.5% 7/1/2046 (Build America Mutual Assurance Co Insured)	1,180,000	1,143,843
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,125,000	1,200,259
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	2,240,000	2,329,559
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	1,200,000	1,219,408
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024A 1, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	550,000	604,382
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2034	2,190,000	2,504,538
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2035	5,500,000	6,259,241
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2036	835,000	943,457
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2037	1,000,000	1,122,037
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2038	750,000	835,902
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2039	1,000,000	1,108,027
TOTAL EDUCATION		21,948,814
General Obligations - 0.9%
County of Williamson TN Gen. Oblig. 3.05% 4/1/2034	1,680,000	1,613,356
County of Williamson TN Gen. Oblig. Series 2020B, 1.5% 4/1/2032	1,700,000	1,484,439
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2017, 4% 7/1/2031	17,400,000	17,634,865
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	1,100,000	1,030,836
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2034 (f)	3,400,000	2,379,187
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2035 (f)	1,100,000	730,366
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2036 (f)	1,000,000	627,682
Oak Ridge Tenn Gen. Oblig. Series 2021 A, 2% 6/1/2034	550,000	472,201
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	52,500,000	55,588,764
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	37,000,000	39,481,494
TOTAL GENERAL OBLIGATIONS		121,043,190
Health Care - 0.1%
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2029	970,000	1,013,423
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2030	1,165,000	1,215,153
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	15,850,000	16,623,964
TOTAL HEALTH CARE		18,852,540
Housing - 0.1%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series ISSUE 2022 1, 3.75% 7/1/2052	3,875,000	3,894,052
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	1,040,000	869,397
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	1,265,000	1,001,967
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	2,385,000	2,053,620
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	5,435,000	6,064,006
TOTAL HOUSING		13,883,042
Transportation - 0.2%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2044 (c)	1,190,000	1,212,584
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2036 (c)	1,750,000	1,934,511
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2038 (c)	1,250,000	1,361,006
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2040 (c)	1,250,000	1,343,507
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2041 (c)	1,945,000	2,080,300
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2042 (c)	1,850,000	1,965,957
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2043 (c)	2,875,000	3,034,996
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2036 (c)	3,810,000	4,211,706
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2040 (c)	1,635,000	1,757,308
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2041 (c)	1,740,000	1,861,039
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2042 (c)	5,110,000	5,430,292
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2043 (c)	5,365,000	5,663,567
TOTAL TRANSPORTATION		31,856,773
TOTAL TENNESSEE		207,584,359
Texas - 15.4%
Education - 0.9%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2030 (c)	2,500,000	2,609,535
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	1,585,000	1,398,245
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	2,135,000	2,137,906
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,395,000	1,396,976
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2030 (c)	300,000	312,648
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2031 (c)	800,000	837,216
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2033 (c)	1,100,000	1,154,014
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2033	3,515,000	3,915,393
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2034	23,150,000	25,950,132
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) Series 2013A, 4% 10/1/2042	1,000,000	961,508
Texas A&M Univ Perm Univ Fund 5% 7/1/2037	8,235,000	8,964,495
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	8,030,000	8,699,182
Texas A&M Univ Revs Series 2021 A, 4% 5/15/2034	1,000,000	1,034,251
Texas A&M Univ Revs Series 2022, 5% 5/15/2032	1,000,000	1,118,284
Texas A&M Univ Revs Series 2022, 5% 5/15/2033	1,000,000	1,111,442
Texas A&M Univ Revs Series 2022, 5% 5/15/2034	1,250,000	1,382,557
Texas A&M Univ Revs Series 2022, 5% 5/15/2035	1,000,000	1,100,582
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	4,530,000	4,628,265
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2033	1,800,000	2,021,913
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2034	2,250,000	2,547,883
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2035	845,000	962,947
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2036	1,800,000	2,025,386
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2037	1,300,000	1,450,387
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2038	2,250,000	2,494,660
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2030	6,325,000	6,333,712
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	4,105,000	3,584,192
University North Tex Univ Rev Series 2022A, 5% 4/15/2032	540,000	601,753
University North Tex Univ Rev Series 2022A, 5% 4/15/2033	520,000	575,621
University North Tex Univ Rev Series 2022A, 5% 4/15/2034	720,000	791,127
University North Tex Univ Rev Series 2022A, 5% 4/15/2035	755,000	824,407
University North Tex Univ Rev Series 2022A, 5% 4/15/2036	720,000	780,493
University North Tex Univ Rev Series 2022A, 5% 4/15/2037	950,000	1,024,209
University North Tex Univ Rev Series 2022A, 5% 4/15/2038	1,095,000	1,174,207
University North Tex Univ Rev Series 2022A, 5% 4/15/2039	1,190,000	1,270,253
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	1,740,000	1,750,413
University TX Perm Univ Fd Series 2023A, 5% 7/1/2032	13,135,000	14,716,429
University TX Perm Univ Fd Series 2023A, 5% 7/1/2033	9,375,000	10,597,877
TOTAL EDUCATION		124,240,500
Electric Utilities - 1.1%
City of Georgetown TX Series 2022, 5% 8/15/2031 (Assured Guaranty Inc Insured)	1,375,000	1,512,141
City of Georgetown TX Series 2022, 5% 8/15/2033 (Assured Guaranty Inc Insured)	1,500,000	1,636,253
City of Georgetown TX Series 2022, 5% 8/15/2035 (Assured Guaranty Inc Insured)	1,700,000	1,837,752
City of Georgetown TX Series 2022, 5% 8/15/2036 (Assured Guaranty Inc Insured)	1,585,000	1,704,930
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	1,750,000	1,901,965
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2036 (Build America Mutual Assurance Co Insured)	1,355,000	1,463,610
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2037 (Build America Mutual Assurance Co Insured)	1,430,000	1,536,403
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,068,974
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,062,728
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,051,565
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2041 (Build America Mutual Assurance Co Insured)	1,240,000	1,300,773
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2042 (Build America Mutual Assurance Co Insured)	1,200,000	1,253,174
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2043 (Build America Mutual Assurance Co Insured)	1,855,000	1,929,632
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,075,344
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2032 (Assured Guaranty Inc Insured)	1,000,000	1,103,643
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2033 (Assured Guaranty Inc Insured)	1,000,000	1,113,051
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2034 (Assured Guaranty Inc Insured)	950,000	1,064,646
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2035 (Assured Guaranty Inc Insured)	615,000	684,931
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2036 (Assured Guaranty Inc Insured)	600,000	663,695
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2037 (Assured Guaranty Inc Insured)	500,000	549,175
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2038 (Assured Guaranty Inc Insured)	500,000	545,856
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2039 (Assured Guaranty Inc Insured)	500,000	542,738
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2040 (Assured Guaranty Inc Insured)	500,000	539,766
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2032	1,500,000	1,584,080
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2033	2,250,000	2,368,305
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	2,250,000	2,362,021
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2035	5,575,000	5,836,389
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2036	1,075,000	1,122,343
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2032	4,565,000	4,741,537
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2034	2,430,000	2,513,545
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2036	2,430,000	2,503,965
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5% 5/15/2032	395,000	436,513
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5.25% 5/15/2035	1,500,000	1,654,501
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2036 (Assured Guaranty Inc Insured)	5,915,000	6,564,976
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2037 (Assured Guaranty Inc Insured)	5,755,000	6,342,110
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2039 (Assured Guaranty Inc Insured)	7,500,000	8,167,582
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2040 (Assured Guaranty Inc Insured)	7,000,000	7,566,712
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2041 (Assured Guaranty Inc Insured)	4,150,000	4,467,349
Lower Colorado River Authority Series 2020, 5% 5/15/2026	3,350,000	3,359,706
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	20,000,000	21,783,750
San Antonio TX Elec & Gas Rev 5% 2/1/2029	1,455,000	1,500,025
San Antonio TX Elec & Gas Rev 5% 2/1/2030	970,000	998,868
San Antonio TX Elec & Gas Rev 5% 2/1/2031	1,455,000	1,496,690
San Antonio TX Elec & Gas Rev 5% 2/1/2033	1,165,000	1,195,808
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2036	5,980,000	6,328,227
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (b)	10,965,000	10,809,011
San Antonio TX Elec & Gas Rev Series 2026A, 5% 2/1/2036	8,040,000	9,123,961
San Antonio TX Elec & Gas Rev Series 2026A, 5% 2/1/2037	5,410,000	6,106,948
Texas Mun Pwr Agy Rv Series 2021, 3% 9/1/2034 (Assured Guaranty Inc Insured)	1,125,000	1,062,324
TOTAL ELECTRIC UTILITIES		150,139,991
General Obligations - 6.8%
Aldine TX Indpt Sch Dist Series 2020, 3% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,429,405
Aldine TX Indpt Sch Dist Series 2020, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,635,000	1,536,458
Aldine TX Indpt Sch Dist Series 2020, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	923,522
Alief TX Indp Sch Dist Series 2021, 2% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	2,890,000	2,259,655
Alvin Tex Indpt Sch Dist 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	3,367,875
Alvin Tex Indpt Sch Dist 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,243,990
Alvin Tex Indpt Sch Dist 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	570,000	642,562
Alvin Tex Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	575,000	643,702
Alvin Tex Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	700,000	778,129
Alvin Tex Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	775,000	855,580
Alvin Tex Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,207,232
Alvin Tex Indpt Sch Dist 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	650,000	707,298
Argyle TX Indpt Sch Dist 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,005,000	1,108,495
Arlington TX Gen. Oblig. Series 2020 A, 2% 8/15/2036	200,000	164,421
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2034	1,600,000	1,771,305
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2035	2,500,000	2,752,630
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2036	3,035,000	3,320,446
Austin TX Indpt Sch Dist 5% 8/1/2035	2,000,000	2,217,516
Austin TX Indpt Sch Dist 5% 8/1/2039	1,795,000	1,946,398
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2032 (Permanent Sch Fund of Texas Guaranteed)	8,300,000	8,671,859
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2033 (Permanent Sch Fund of Texas Guaranteed)	9,255,000	9,616,881
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2034 (Permanent Sch Fund of Texas Guaranteed)	10,590,000	10,916,586
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2035 (Permanent Sch Fund of Texas Guaranteed)	7,215,000	7,386,874
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	7,105,000	5,958,509
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,575,000	1,395,666
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,410,000	5,417,132
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2038	1,000,000	888,882
Brazos Cnty Tex Gen. Oblig. 2.125% 9/1/2039	1,515,000	1,135,508
Brazosport Texas Indpt Sch Dis 2.125% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	3,495,000	3,142,255
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	2,074,315
Cedar Park TX Gen. Oblig. 1.75% 2/15/2037	1,635,000	1,276,740
Cedar Park TX Gen. Oblig. 5% 2/15/2036	1,245,000	1,335,423
Channelview TX Indpt Sch Dist Series 2021, 2% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,635,000	1,287,241
City of Coppell TX Gen. Oblig. Series 2021, 2% 2/1/2036	1,220,000	1,018,477
City of Coppell TX Gen. Oblig. Series 2021, 2% 2/1/2037	1,245,000	1,009,608
City of Frisco TX 2% 2/15/2038	1,315,000	1,031,001
City of Frisco TX Gen. Oblig. 2% 2/15/2037	4,640,000	3,758,012
City of Frisco TX Gen. Oblig. 2% 2/15/2041	2,290,000	1,648,335
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2036	2,220,000	1,821,500
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2037	2,265,000	1,802,926
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2039	1,660,000	1,238,049
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2033 (City of Garland TX Guaranteed)	2,145,000	2,400,742
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2034 (City of Garland TX Guaranteed)	2,150,000	2,424,795
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2035 (City of Garland TX Guaranteed)	2,010,000	2,252,865
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2037 (City of Garland TX Guaranteed)	1,700,000	1,879,284
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2038 (City of Garland TX Guaranteed)	1,250,000	1,373,445
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2040	1,275,000	1,385,325
City of Waco TX Gen. Oblig. 2% 2/1/2033	3,330,000	2,962,789
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	2,240,000	1,927,300
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,675,000	1,368,856
City of Waco TX Gen. Oblig. 2.375% 2/1/2039	3,800,000	3,025,758
City of Waco TX Gen. Oblig. Series 2023A, 4% 2/1/2039	3,990,000	4,011,010
Clear Creek Independent School District Series 2021, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	4,725,000	4,490,951
Clear Creek Independent School District Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	2,620,000	2,987,879
Clear Creek Independent School District Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	3,365,000	3,808,417
Clear Creek Independent School District Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	5,985,000	6,721,093
Clear Creek Independent School District Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	8,115,000	9,037,377
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 3.5% 8/15/2037	2,500,000	2,383,384
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,665,000	2,460,463
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	9,400,000	8,551,645
Comal Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	6,015,000	5,380,831
Comal Tex Indpt Sch Dist 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,200,498
Comal Tex Indpt Sch Dist 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	1,947,246
Comal Tex Indpt Sch Dist 3% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,347,127
Comal Tex Indpt Sch Dist Series 2020, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	6,775,000	5,915,081
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2036	7,530,000	8,457,943
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2037	7,870,000	8,771,206
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2038	9,000,000	9,963,457
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2039	4,665,000	5,131,891
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2040	8,280,000	9,040,809
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	4,867,341
Cypress-Fairbanks TX Isd Series 2020, 4% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,466,376
Dallas TX Gen. Oblig. Series 2019 B, 3.125% 2/15/2039	1,850,000	1,599,572
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2030	4,080,000	4,334,909
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2032	7,095,000	7,503,295
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2033	7,585,000	7,994,450
Dallas TX Gen. Oblig. Series 2019A, 3% 2/15/2038	1,940,000	1,687,205
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	16,030,000	17,073,048
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2030	20,305,000	21,992,880
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	8,555,000	9,404,130
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2032	16,800,000	18,695,401
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	8,555,000	9,597,518
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2037	9,400,000	10,377,702
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2038	12,190,000	13,376,277
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2039	10,745,000	11,723,425
Dallas TX ISD 5% 2/15/2028	1,750,000	1,827,380
Dallas TX ISD 5% 2/15/2029	2,355,000	2,452,209
Dallas TX ISD 5% 2/15/2030	5,095,000	5,296,702
Dallas TX ISD 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,500,000	4,971,146
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,250,000	3,562,148
Dallas TX ISD Series 2022, 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,680,000	2,382,358
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	19,140,000	20,462,930
Deer Pk Tex Gen. Oblig. Series 2021, 3% 3/15/2038	1,060,000	946,071
Del Valle Tex Indpt Sch Dist Series 2021, 2% 6/15/2036 (Permanent Sch Fund of Texas Guaranteed)	3,740,000	3,072,846
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2030	600,000	653,533
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2032	500,000	558,682
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2033	1,000,000	1,127,964
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2034	1,000,000	1,136,177
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2035	1,000,000	1,128,593
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2036	750,000	840,362
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2037	750,000	834,457
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2038	2,000,000	2,211,603
Denton Independent School District Series B2, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	7,300,000	7,593,360
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2035	1,430,000	1,205,696
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	2,670,000	2,190,723
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	1,465,000	1,202,026
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	1,495,000	1,190,010
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	510,000	405,957
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,525,000	1,173,893
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,255,000	966,057
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2039	1,560,000	1,163,468
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2040	1,585,000	1,146,022
Denton TX Gen. Oblig. Series 2021, 2.5% 2/15/2038	10,245,000	8,506,511
Eagle Mtn & Saginaw TX Isd Series 2019, 3% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,249,475
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,190,000	1,324,425
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	1,118,920
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,432,238
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,895,000	2,074,710
El Paso Tex Gen. Oblig. 5% 8/15/2030	5,100,000	5,340,706
El Paso Tex Gen. Oblig. 5% 8/15/2031	3,610,000	3,773,539
El Paso Tex Gen. Oblig. 5% 8/15/2032	1,385,000	1,445,057
El Paso Tex Gen. Oblig. Series 2021 C, 3% 8/15/2040	1,000,000	868,539
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2036	1,780,000	1,975,885
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2037	1,000,000	1,102,306
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2038	1,000,000	1,095,543
Elgin TX Indpt Sch Dist 5% 8/1/2030 (Permanent Sch Fund of Texas Guaranteed)	1,485,000	1,615,764
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	8,005,000	7,926,376
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,105,000	1,939,482
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	440,000	484,902
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	900,000	984,484
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	1,223,788
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,839,592
Fort Worth TX Gen. Oblig. 2% 3/1/2036	6,480,000	5,231,373
Fort Worth TX Gen. Oblig. 2% 3/1/2037	6,480,000	5,069,403
Fort Worth TX Gen. Oblig. Series 2016, 5% 3/1/2027	5,125,000	5,135,470
Fort Worth TX Gen. Oblig. Series 2020, 3% 3/1/2039	2,500,000	2,130,404
Fort Worth TX Gen. Oblig. Series 2020, 5% 3/1/2029	4,200,000	4,472,267
Frisco Tex Indpt Sch Dis 2% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	2,355,000	1,887,265
Frisco Tex Indpt Sch Dis 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,445,000	1,284,558
Grand Prairie TX Gen. Oblig. 4% 2/15/2038	1,755,000	1,785,751
Grand Prairie TX Gen. Oblig. 4% 2/15/2039	1,465,000	1,482,712
Harlandale TX Indpt Sch Dist 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,050,000	1,140,596
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2032	5,130,000	5,318,546
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2033	6,045,000	6,236,914
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2034	4,995,000	5,131,330
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2035	3,400,000	3,478,617
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2036	3,920,000	3,992,159
Harris Cnty TX Gen. Oblig. 3% 10/1/2041	2,500,000	2,081,867
Harris Cnty TX Gen. Oblig. Series 2022 A, 5% 8/15/2032	2,500,000	2,800,489
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2034	2,235,000	2,547,293
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	1,000,000	1,131,872
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	955,000	1,080,937
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2034	3,710,000	4,228,392
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2035	3,250,000	3,678,583
Harris-Fort Bend Cntys Tex Munutil Dist No 3 Gen. Oblig. Series 2022, 3% 4/1/2036 (Assured Guaranty Inc Insured)	1,205,000	1,077,397
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,015,763
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,088,074
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,650,000	1,789,814
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,429,483
Houston TX Gen. Oblig. 5% 3/1/2039	5,465,000	5,932,513
Houston TX Indpt Sch Dist 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,511,300
Houston TX Indpt Sch Dist 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	5,790,000	6,582,553
Houston TX Indpt Sch Dist 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	3,145,281
Houston TX Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,400,000	2,712,310
Houston TX Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,550,000	1,738,109
Houston TX Indpt Sch Dist 5% 7/15/2032	1,200,000	1,335,736
Houston TX Indpt Sch Dist 5% 7/15/2037	2,900,000	3,242,982
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,450,000	2,747,200
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,650,000	1,864,756
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,987,027
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,300,000	4,863,089
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,295,000	1,453,217
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,800,000	2,006,047
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,577,814
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,255,013
Lamar TX Isd Series 2021 A, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,214,009
Lamar TX Isd Series 2023, 5% 2/15/2037	2,000,000	2,170,607
Lamar TX Isd Series 2023, 5% 2/15/2038	2,250,000	2,428,744
Lamar TX Isd Series 2023, 5% 2/15/2039	5,000,000	5,369,797
Lamar TX Isd Series 2023, 5% 2/15/2040	2,765,000	2,955,071
Lamar TX Isd Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,950,000	2,195,344
Lamar TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,793,185
Lamar TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,437,694
Lamar TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	3,400,000	3,748,589
Lamar TX Isd Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,600,000	1,752,524
Lamar TX Isd Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,626,893
Liberty Hill TX Indpt Sch Dist Series 2021, 3% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,342,123
Lubbock Cnty Tex Gen. Oblig. 4% 2/15/2039	3,250,000	3,260,766
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2035	1,905,000	2,082,094
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2037	2,950,000	3,189,814
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2038	3,105,000	3,341,561
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	1,135,000	1,219,105
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2039	3,700,000	3,957,808
Mansfield TX Gen. Oblig. 2.5% 2/15/2039	1,425,000	1,176,345
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2034	1,315,000	1,483,072
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2035	3,125,000	3,504,895
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2036	1,905,000	2,126,408
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2037	4,755,000	5,270,294
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2038	5,175,000	5,689,791
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2039	1,685,000	1,842,050
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2040	2,655,000	2,879,078
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2041	4,160,000	4,500,882
Mckinney Tex Indpt Sch Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,295,000	1,404,123
Midway TX Indpt Sch Dist Series 2020, 4% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,543,965
New Braunfels Tex Gen. Oblig. 2% 2/1/2036	500,000	410,713
Northwest Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	1,774,350
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,287,193
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,854,045
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,279,827
Plano Independent School District 5% 2/15/2034	650,000	718,780
Plano Independent School District 5% 2/15/2035	2,000,000	2,200,197
Plano Independent School District 5% 2/15/2036	2,800,000	3,062,978
Plano Independent School District 5% 2/15/2037	3,125,000	3,398,410
Plano Independent School District 5% 2/15/2038	3,300,000	3,570,531
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2030	4,445,000	4,837,312
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2031	4,670,000	5,148,598
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2032	4,905,000	5,466,835
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2033	5,140,000	5,778,502
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2034	5,400,000	6,110,395
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2035	1,640,000	1,843,070
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2036	3,220,000	3,592,278
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2037	3,380,000	3,744,534
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2038	3,550,000	3,908,659
Prosper Tex Indpt Sch Dist 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,780,000	4,473,793
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,370,000	1,248,061
Prosper Tex Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,105,086
Prosper Tex Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,075,000	1,180,622
Prosper Tex Indpt Sch Dist 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	800,000	872,545
Prosper Tex Indpt Sch Dist 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,407,782
Prosper Tex Indpt Sch Dist 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,990,550
Prosper Tex Indpt Sch Dist 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,230,000	2,385,375
Prosper Tex Indpt Sch Dist 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,968,722
Prosper TX Gen. Oblig. 2.5% 2/15/2038	1,170,000	971,461
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,278,235
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	755,000	807,624
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,341,649
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	2,675,000	2,283,484
Round Rock TX Indpt Sch Dist Series 2025B, 5% 8/1/2038 (Permanent Sch Fund of Texas Guaranteed)	10,625,000	11,794,687
Sabine Pass Tex Indpt Sch Dist Series 2024, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,355,000	1,471,912
San Antonio TX Gen. Oblig. Series 2021, 4% 8/1/2033	3,145,000	3,258,494
Sienna Mun Util Dist No 10 Tex Gen. Oblig. Series 2022, 3% 4/1/2036 (Build America Mutual Assurance Co Insured)	1,185,000	1,071,308
Sienna Mun Util Dist No 10 Tex Gen. Oblig. Series 2022, 3% 4/1/2037 (Build America Mutual Assurance Co Insured)	1,210,000	1,072,555
South San Antonio TX Ids Series 2022, 3% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,930,000	1,756,031
Spring Branch Tex Indp Sch Dst Series 2019, 3% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	5,315,000	5,281,826
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,105,000	1,220,999
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2035	1,635,000	1,811,064
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2036	1,000,000	1,101,338
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2037	1,000,000	1,095,271
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2038	1,220,000	1,329,753
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2039	1,750,000	1,898,583
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	4,835,000	5,278,558
Texas State Gen. Oblig. 4% 8/1/2032 (c)	1,700,000	1,740,091
Texas State Gen. Oblig. 5% 8/1/2033 (c)	4,805,000	5,173,837
Texas State Gen. Oblig. Series 2014, 5% 8/1/2026 (c)	5,020,000	5,028,416
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (c)	3,750,000	3,782,006
Texas State Gen. Oblig. Series 2017, 3% 8/1/2034 (c)	2,755,000	2,603,968
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2028 (c)	4,340,000	4,438,567
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2029 (c)	5,605,000	5,765,198
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2030 (c)	5,885,000	6,086,978
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2031 (c)	6,180,000	6,407,154
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2030 (c)	5,720,000	6,148,697
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2031 (c)	6,175,000	6,702,115
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2032 (c)	6,480,000	7,008,329
Texas State Gen. Oblig. Series 2021 B, 5% 8/1/2032 (c)	4,915,000	5,383,385
Tomball TX Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	5,605,690
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	6,200,000	6,849,930
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2034	5,645,000	5,930,985
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2035	17,080,000	17,899,400
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2036	5,000,000	5,225,253
Travis Cnty TX Gen. Oblig. Series 2021, 2% 3/1/2034	1,130,000	989,677
Travis Cnty TX Gen. Oblig. Series 2021, 2% 3/1/2036	1,175,000	978,735
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,695,000	5,286,720
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	3,500,000	3,904,887
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,428,916
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,198,513
Wharton TX Indpt Sch Dist 2% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,280,000	997,517
Willis TX Indpt Sch Dist 2% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,401,536
Willis TX Indpt Sch Dist 2% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	781,131
TOTAL GENERAL OBLIGATIONS		948,717,122
Health Care - 0.8%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	10,165,000	10,712,612
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	5,900,000	6,417,259
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2038	4,500,000	4,854,874
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 4% 10/1/2035	1,750,000	1,760,215
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2026	680,000	682,929
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2027	485,000	486,928
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2029	630,000	632,230
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2031	990,000	992,909
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2026	1,505,000	1,518,390
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	1,565,000	1,615,419
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2030	2,330,000	2,393,509
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Lifespace Proj.) Series 2015, 5% 11/15/2030	6,130,000	6,135,140
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	8,030,000	8,639,792
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026F, 5% tender 11/15/2055 (b)	9,020,000	9,662,789
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026G, 5% tender 11/15/2055 (b)	13,175,000	14,472,574
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2032	1,725,000	1,926,084
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2033	2,455,000	2,761,084
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2034	1,650,000	1,864,440
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2035	1,850,000	2,084,720
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2036	2,230,000	2,491,171
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2037	2,000,000	2,214,797
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Ascension Health Credit Group Proj.) Series 2025 C2, 5% tender 11/15/2051 (b)	13,900,000	15,347,832
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2034	2,040,000	2,054,458
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 C, 5% tender 11/15/2064 (b)	15,015,000	16,582,676
TOTAL HEALTH CARE		118,304,831
Housing - 0.3%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	14,895,000	16,290,541
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	6,625,000	6,698,220
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	11,190,000	11,302,451
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	5,974,028	5,304,148
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	2,950,000	2,974,972
TOTAL HOUSING		42,570,332
Industrial Development - 0.2%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.7% 4/1/2040 VRDN (b)	18,125,000	18,125,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.7% 4/1/2040 VRDN (b)	8,400,000	8,400,000
TOTAL INDUSTRIAL DEVELOPMENT		26,525,000
Resource Recovery - 0.0%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(c)	4,295,000	4,285,862
Special Tax - 0.6%
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2034	1,250,000	1,300,267
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2035	1,700,000	1,762,007
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2037	1,140,000	1,255,521
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2038	1,195,000	1,308,038
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2039	550,000	598,910
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2040	840,000	908,070
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2041	1,100,000	1,180,851
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2042	1,115,000	1,187,994
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2028	1,315,000	1,374,394
Texas State Gen. Oblig. 2.8% tender 10/1/2041 (b)(g)	30,325,000	30,068,056
Texas Transn Commn Gen. Oblig. (Mobility Fund Proj.) Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	44,145,000	44,145,001
TOTAL SPECIAL TAX		85,089,109
Transportation - 2.9%
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2027 (c)	1,500,000	1,548,575
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2028 (c)	2,250,000	2,361,961
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2029 (c)	1,500,000	1,598,273
Central TX Regl Mobility Auth Rev 5% 1/1/2035	1,000,000	1,073,126
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2034	950,000	967,780
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2036	750,000	758,918
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2029	750,000	793,228
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2030	850,000	913,527
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2032	800,000	854,783
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2035	915,000	968,671
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2034	1,000,000	1,015,195
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2035	1,000,000	1,012,050
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2036	1,000,000	1,008,397
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2028	500,000	520,632
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2030	670,000	722,053
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2031	725,000	776,760
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2032	870,000	929,895
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.25% 7/15/2027 (c)	8,925,000	9,099,088
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.25% 7/15/2028 (c)	5,000,000	5,155,432
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.25% 7/15/2029 (c)	12,500,000	13,024,230
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.5% 7/15/2036 (c)	460,000	482,281
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.5% 7/15/2037 (c)	2,600,000	2,709,343
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2025B, 5.5% 7/15/2038 (c)	2,300,000	2,386,446
City of Houston TX Airport System Revenue 4% 7/1/2035 (c)	1,100,000	1,092,153
City of Houston TX Airport System Revenue 4% 7/1/2036 (c)	2,180,000	2,138,316
City of Houston TX Airport System Revenue 4% 7/1/2037 (c)	1,200,000	1,164,587
City of Houston TX Airport System Revenue 4% 7/1/2038 (c)	1,750,000	1,686,445
City of Houston TX Airport System Revenue 4% 7/1/2039 (c)	4,500,000	4,328,506
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2026 (c)	1,635,000	1,643,718
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2027 (c)	2,180,000	2,234,631
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2028 (c)	970,000	1,013,313
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2028	3,110,000	3,269,700
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2029	12,140,000	12,748,611
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2030	6,385,000	6,700,138
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2035 (c)	1,500,000	1,489,300
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2036 (Assured Guaranty Inc Insured) (c)	3,850,000	4,165,200
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2037 (Assured Guaranty Inc Insured) (c)	2,000,000	2,150,257
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2038 (Assured Guaranty Inc Insured) (c)	2,000,000	2,138,203
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2039 (Assured Guaranty Inc Insured) (c)	2,700,000	2,913,651
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2040 (Assured Guaranty Inc Insured) (c)	5,000,000	5,369,365
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	3,090,000	3,376,302
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2031	1,300,000	1,415,625
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2032	2,000,000	2,170,454
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2033	2,000,000	2,162,194
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2034 (c)	24,830,000	27,418,868
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2035 (c)	11,365,000	12,460,864
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2039 (c)	12,250,000	13,345,225
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2040 (c)	21,630,000	23,429,300
Galveston TX Wharves & Terminal Revenue Series 2023, 5% 8/1/2035 (c)	1,185,000	1,250,835
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2031	4,965,000	5,167,483
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2032	4,210,000	4,374,715
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2033	6,420,000	6,659,887
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2034	4,855,000	5,027,505
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	42,630,000	44,064,640
Love Field TX Arpt Mod Rev 4% 11/1/2034 (Assured Guaranty Inc Insured) (c)	6,245,000	6,257,840
Love Field TX Arpt Mod Rev 4% 11/1/2038 (Assured Guaranty Inc Insured) (c)	1,500,000	1,448,766
Love Field TX Arpt Mod Rev 5% 11/1/2033 (Assured Guaranty Inc Insured) (c)	16,660,000	17,839,994
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (c)	1,360,000	1,361,937
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2031 (c)	5,730,000	5,737,805
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2035 (c)	1,700,000	1,701,786
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (c)	1,000,000	1,011,889
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (c)	1,250,000	1,260,637
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (c)	2,925,000	2,948,373
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (f)	1,000,000	733,098
North TX Twy Auth Rev 4% 1/1/2039	8,025,000	8,006,576
North TX Twy Auth Rev 5% 1/1/2032	2,915,000	2,957,196
North TX Twy Auth Rev 5% 1/1/2033	1,280,000	1,298,765
North TX Twy Auth Rev Series 2024A, 5% 1/1/2034	2,775,000	3,137,145
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	6,175,000	6,707,379
North TX Twy Auth Rev Series 2024A, 5% 1/1/2043	1,125,000	1,210,884
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	3,430,000	3,638,568
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,140,000	1,254,717
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2044	2,355,000	2,563,389
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	15,445,000	17,051,110
North TX Twy Auth Rev Series A, 5% 1/1/2035	1,480,000	1,683,470
San Antonio TX Arpt Sys Rev 5% 7/1/2027 (c)	2,380,000	2,439,644
San Antonio TX Arpt Sys Rev 5% 7/1/2028 (c)	1,085,000	1,133,448
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (c)	3,200,000	3,378,630
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (c)	1,270,000	1,346,541
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (c)	1,510,000	1,585,485
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (c)	1,235,000	1,303,365
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (c)	2,310,000	2,432,095
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (c)	1,250,000	1,309,380
San Antonio TX Arpt Sys Rev 5% 7/1/2032 (c)	1,195,000	1,255,425
San Antonio TX Arpt Sys Rev Series 2019 A, 5% 7/1/2032 (c)	950,000	992,966
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2033	1,710,000	1,720,783
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2034	4,000,000	4,001,182
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	2,965,000	2,903,201
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2033	2,750,000	2,776,288
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2034	4,000,000	4,008,862
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2035	4,000,000	3,974,822
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	1,290,000	1,269,660
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 12/31/2034 (c)	2,655,000	2,793,498
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 6/30/2034 (c)	2,110,000	2,222,172
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 12/31/2035 (c)	2,095,000	2,204,987
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 6/30/2035 (c)	2,185,000	2,302,377
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 12/31/2036 (c)	1,965,000	2,068,737
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 6/30/2036 (c)	2,310,000	2,434,658
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.375% 6/30/2037 (c)	1,275,000	1,344,288
TOTAL TRANSPORTATION		402,264,453
Water & Sewer - 1.8%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2031	1,000,000	1,110,003
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2033	650,000	724,176
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2035	1,000,000	1,100,030
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2036	1,000,000	1,093,416
City of El Paso TX Water & Sewer Revenue 5% 3/1/2034	1,200,000	1,344,816
City of El Paso TX Water & Sewer Revenue 5% 3/1/2035	1,900,000	2,111,858
City of El Paso TX Water & Sewer Revenue 5% 3/1/2036	3,340,000	3,689,696
City of El Paso TX Water & Sewer Revenue 5% 3/1/2037	2,700,000	2,957,743
City of El Paso TX Water & Sewer Revenue 5% 3/1/2038	8,000,000	8,705,020
City of El Paso TX Water & Sewer Revenue 5% 3/1/2039	10,045,000	10,853,565
City of El Paso TX Water & Sewer Revenue 5% 3/1/2040	4,100,000	4,408,694
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2035	7,140,000	7,658,949
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	5,835,000	6,233,720
City of Georgetown TX Series 2025, 5% 8/15/2035	1,000,000	1,114,222
City of Georgetown TX Series 2025, 5% 8/15/2036	1,375,000	1,520,948
City of Georgetown TX Series 2025, 5% 8/15/2037	1,585,000	1,741,019
City of Georgetown TX Series 2025, 5% 8/15/2038	1,745,000	1,905,017
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2041	7,870,000	8,529,313
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	1,415,000	1,525,709
Dallas TX Wtrwks & Swr Sys Rev Series 2021 C, 3% 10/1/2036	2,080,000	1,907,977
Fort Worth TX Wtr & Swr Rev 5% 2/15/2034	2,135,000	2,311,599
Fort Worth TX Wtr & Swr Rev Series 2021, 2% 2/15/2036	4,655,000	3,770,992
Fort Worth TX Wtr & Swr Rev Series 2021, 2% 2/15/2037	2,450,000	1,923,770
Houston TX Util Sys Rev 4% 11/15/2035	1,500,000	1,526,250
Houston TX Util Sys Rev 5% 11/15/2030	2,145,000	2,344,697
Houston TX Util Sys Rev 5% 11/15/2031	2,500,000	2,723,588
Houston TX Util Sys Rev 5% 11/15/2032	2,000,000	2,171,250
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2031	5,000,000	5,260,939
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2035	700,000	714,650
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2036	700,000	710,552
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2030	11,200,000	12,242,708
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2032	8,000,000	8,953,490
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2037	2,000,000	2,212,144
Irving TX Wtrwks & Swr Rev Series 2021, 2% 8/15/2037	1,110,000	869,100
Mesquite Tex Wtrwks & Swr Rev Series 2021, 2% 3/1/2035	1,740,000	1,465,374
Mesquite Tex Wtrwks & Swr Rev Series 2021, 2% 3/1/2036	1,780,000	1,458,624
North TX Mun Wtr Dist Upper E Fork Wstwtr Intrcpt Contrct 2% 6/1/2039	2,195,000	1,658,173
San Antonio TX Wtr Rev 5% 5/15/2040	2,730,000	2,916,540
San Antonio TX Wtr Rev 5% 5/15/2041	2,485,000	2,637,749
San Antonio TX Wtr Rev Series 2019C, 5% 5/15/2034	1,550,000	1,650,268
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2032	730,000	814,626
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2033	675,000	749,759
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2035	1,460,000	1,605,602
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	1,590,000	1,738,915
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2036	10,000,000	11,331,573
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2037	12,500,000	14,053,758
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	3,130,000	3,492,999
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	6,250,000	6,914,984
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2034	805,000	914,225
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2035	1,500,000	1,712,979
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2036	2,000,000	2,266,315
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2037	1,665,000	1,871,961
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2038	2,275,000	2,538,841
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2039	1,750,000	1,936,195
Tarrant Regional Water District 5% 9/1/2038	10,825,000	12,034,104
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2035	3,960,000	4,466,037
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2036	2,200,000	2,464,272
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2034	875,000	974,667
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2035	750,000	828,115
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2036	850,000	930,494
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2037	685,000	745,147
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2038	840,000	908,176
Texas Wtr Dev Brd 5% 8/1/2032	3,000,000	3,201,491
Texas Wtr Dev Brd 5% 8/1/2033	3,450,000	3,670,688
Texas Wtr Dev Brd 5% 8/1/2034	4,500,000	4,770,703
Texas Wtr Dev Brd 5% 8/1/2035	5,500,000	5,809,485
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2030	3,240,000	3,420,253
Texas Wtr Dev Brd Series 2018 B, 5% 4/15/2031	5,000,000	5,270,454
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	7,000,000	7,126,066
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2034	4,610,000	4,398,012
Texas Wtr Dev Brd Series 2019 A, 5% 4/15/2032	3,805,000	4,079,361
Texas Wtr Dev Brd Series 2021, 4% 8/1/2035	6,945,000	7,159,485
Texas Wtr Dev Brd Series 2022, 5% 10/15/2032	1,350,000	1,518,484
Texas Wtr Dev Brd Series 2022, 5% 10/15/2033	1,300,000	1,454,603
Texas Wtr Dev Brd Series 2022, 5% 4/15/2032	1,000,000	1,118,879
Texas Wtr Dev Brd Series 2022, 5% 4/15/2033	850,000	953,505
TOTAL WATER & SEWER		259,003,561
TOTAL TEXAS		2,161,140,761
Utah - 0.3%
Electric Utilities - 0.0%
Intermountain Pwr Agy UT Pwr Series 2022A, 4% 7/1/2036	4,890,000	4,992,384
General Obligations - 0.0%
Salt Lake City UT Gen. Oblig. 3% 6/15/2038	1,085,000	966,408
Salt Lake City UT Gen. Oblig. 3% 6/15/2039	1,120,000	979,840
Salt Lake City UT Gen. Oblig. Series 2021, 3% 6/15/2037	1,055,000	955,491
Washington Cnty Utah Sch Dist Series 2020, 1.5% 3/1/2033	1,840,000	1,535,319
Weber Sch Dist Utah 2.375% 6/15/2035	1,825,000	1,608,978
Weber Sch Dist Utah 2.375% 6/15/2036	1,150,000	992,194
TOTAL GENERAL OBLIGATIONS		7,038,230
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	1,769,744	1,384,571
Special Tax - 0.1%
Mida Cormont Public Infrastructure District Gen. Oblig. Series 2025A 1, 6.25% 6/1/2055 (d)	2,225,000	2,317,091
Mida Mountain Village Public Infrastructure District Series 2024 2, 5.75% 6/15/2044 (d)	1,875,000	1,931,887
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.125% 3/1/2035	3,052,000	3,163,277
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.875% 3/1/2045	3,929,000	4,068,867
TOTAL SPECIAL TAX		11,481,122
Transportation - 0.2%
Salt Lake City UT Arpt Rev 4% 7/1/2038 (c)	5,000,000	4,860,001
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2026 (c)	1,120,000	1,126,170
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2028 (c)	3,885,000	3,977,879
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2032 (c)	1,215,000	1,239,828
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2029 (c)	1,500,000	1,561,841
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2030 (c)	1,345,000	1,398,227
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2036 (c)	1,500,000	1,653,473
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2039 (c)	1,500,000	1,625,572
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (c)	2,125,000	2,291,666
TOTAL TRANSPORTATION		19,734,657
Water & Sewer - 0.0%
City of Park City UT Water Revenue Series 2021, 2% 12/15/2037	265,000	201,155
Spanish Fork City Utah Wtr Rev 2% 6/1/2035	1,665,000	1,372,640
TOTAL WATER & SEWER		1,573,795
TOTAL UTAH		46,204,759
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (c)	1,590,000	1,615,219
Virginia - 1.3%
Education - 0.0%
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	525,000	533,899
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog 4% 9/1/2041	4,100,000	4,063,093
TOTAL EDUCATION		4,596,992
Electric Utilities - 0.1%
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	9,390,000	9,328,517
General Obligations - 0.5%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2032	1,500,000	1,638,826
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2033	1,500,000	1,633,859
Henrico Cnty VA Gen. Oblig. 2% 8/1/2032	1,095,000	980,799
Manassas VA Gen. Oblig. 1.75% 1/1/2035	2,615,000	2,133,141
Manassas VA Gen. Oblig. 1.75% 1/1/2036	2,640,000	2,090,169
Manassas VA Gen. Oblig. 2% 1/1/2034	2,555,000	2,213,414
Richmond VA Gen. Oblig. Series 2020 A, 2% 7/15/2036	250,000	201,272
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 C TRANCHE 2, 4% 2/1/2034	3,265,000	3,278,402
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	8,875,000	9,238,358
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,295,000	10,700,803
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	3,445,000	3,245,396
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2034	1,050,000	1,123,651
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2035	2,500,000	2,666,067
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	2,670,000	2,423,956
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2029	6,160,000	6,394,225
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) Series 2022, 4% 5/15/2033	6,530,000	6,888,560
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2036	1,000,000	1,116,621
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2037	5,090,000	5,644,493
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,370,000	2,613,845
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	2,510,000	2,753,708
TOTAL GENERAL OBLIGATIONS		68,979,565
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2027	120,000	123,170
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2028	1,175,000	1,229,874
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2030	1,265,000	1,366,780
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2032	1,005,000	1,077,996
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	18,810,000	20,059,180
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	5,455,000	5,745,279
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2032	1,750,000	1,756,419
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	2,735,000	2,743,923
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2028	1,100,000	1,137,143
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2029	1,400,000	1,471,618
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2030	1,600,000	1,682,682
TOTAL HEALTH CARE		38,394,064
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	4,440,000	4,544,657
Transportation - 0.5%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (c)	1,850,000	1,783,738
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2040 (c)	3,200,000	3,046,447
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (c)	2,750,000	2,637,444
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 1/1/2037 (c)	6,265,000	6,520,583
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2033 (c)	5,765,000	6,153,643
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2036 (c)	2,875,000	3,001,647
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2036 (c)	3,000,000	2,946,003
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2037 (c)	4,500,000	4,387,212
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2038 (c)	4,750,000	4,585,584
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2039 (c)	12,775,000	12,149,170
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2040 (c)	3,500,000	3,304,502
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2033 (c)	1,590,000	1,595,027
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (c)	2,540,000	2,512,436
TOTAL TRANSPORTATION		54,623,436
Water & Sewer - 0.0%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2037	1,395,000	1,099,057
TOTAL VIRGINIA		181,566,288
Washington - 2.6%
Education - 0.1%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,820,000	4,573,565
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2029	550,000	550,183
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2030	2,510,000	2,507,031
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2031	2,635,000	2,619,512
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2033	560,000	548,437
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	5,235,000	4,027,432
TOTAL EDUCATION		14,826,160
Electric Utilities - 0.3%
Energy Norwthwest WA Elec Rev 5% 7/1/2038 (Bonneville Power Administration Guaranteed)	2,900,000	3,237,950
Energy Norwthwest WA Elec Rev 5% 7/1/2039 (Bonneville Power Administration Guaranteed)	11,165,000	12,386,161
Energy Norwthwest WA Elec Rev Series 2022 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	5,750,000	6,411,059
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2035	8,490,000	8,769,904
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2029	1,050,000	1,068,143
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2036	1,140,000	1,155,096
TOTAL ELECTRIC UTILITIES		33,028,313
General Obligations - 1.0%
Benton Cnty Wash Sch Dist No 017 Kennewick Series 2021, 2.5% 12/1/2038 (State of Washington Guaranteed)	1,770,000	1,465,292
King Cnty WA Gen. Oblig. 2% 1/1/2036	1,100,000	916,330
King Cnty WA Gen. Oblig. 2% 1/1/2037	965,000	781,858
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2038 (State of Washington Guaranteed)	1,750,000	1,891,883
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2039 (State of Washington Guaranteed)	2,750,000	2,954,030
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2040 (State of Washington Guaranteed)	3,200,000	3,421,291
Snohomish Cnty WA Sch Dist #6 Mukilteo Series 2020, 3% 12/1/2037 (State of Washington Guaranteed)	2,000,000	1,813,295
South Correctional Entity Facility Public Development Authority Gen. Oblig. Series 2019, 3% 12/1/2038	2,580,000	2,300,302
State of Washington Gen. Oblig. 5% 2/1/2039	1,275,000	1,386,715
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2032	14,420,000	14,844,418
State of Washington Gen. Oblig. Series 2019 B, 5% 6/1/2034	3,300,000	3,441,127
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	9,530,000	10,109,151
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	2,625,000	2,821,017
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2035	1,435,000	1,584,936
State of Washington Gen. Oblig. Series 2025C, 5% 2/1/2036	10,000,000	11,341,878
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	1,735,000	1,749,206
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,735,000	1,748,506
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2032	24,300,000	25,015,212
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	30,735,000	31,598,816
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	6,665,000	6,872,693
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	2,250,000	2,386,069
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	4,120,000	4,249,804
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	9,630,000	9,933,401
TOTAL GENERAL OBLIGATIONS		144,627,230
Health Care - 0.2%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	1,175,000	1,184,531
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2028	3,825,000	3,930,388
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2031	5,780,000	5,919,115
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 5% 8/15/2032	1,520,000	1,555,086
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2031	1,000,000	1,058,031
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2035	1,500,000	1,563,583
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 4% 8/15/2041	3,095,000	2,895,954
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2026	1,935,000	1,940,397
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	3,100,000	3,181,609
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	610,000	621,776
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	5,305,000	5,339,403
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2027	2,430,000	2,502,357
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2028	3,225,000	3,381,403
TOTAL HEALTH CARE		35,073,633
Housing - 0.0%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	1,555,000	1,577,710
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 2% 12/1/2033	1,435,000	1,220,583
Washington St Hsg Fin Commn Multifamily Tax-Exempt Mtg-Bkd Bonds Series 2022A, 2.85% 9/1/2042 (Fannie Mae Guaranteed)	3,000,000	2,215,213
TOTAL HOUSING		5,013,506
Special Tax - 0.3%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	3,770,000	3,009,868
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	40,650,000	41,412,183
TOTAL SPECIAL TAX		44,422,051
Transportation - 0.7%
Port Seattle WA Rev 5% 2/1/2029	2,430,000	2,433,247
Port Seattle WA Rev Series 2018A, 5% 5/1/2029 (c)	1,515,000	1,548,190
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (c)	2,290,000	2,319,592
Port Seattle WA Rev Series 2019, 5% 4/1/2028 (c)	2,250,000	2,342,129
Port Seattle WA Rev Series 2024B, 5% 7/1/2034 (c)	7,000,000	7,736,772
Port Seattle WA Rev Series 2024B, 5% 7/1/2035 (c)	13,785,000	15,122,517
Port Seattle WA Rev Series 2025 B, 5% 10/1/2036 (c)	4,400,000	4,844,462
Port Seattle WA Rev Series 2025 B, 5% 10/1/2037 (c)	7,500,000	8,195,186
Port Seattle WA Rev Series 2025 B, 5% 10/1/2038 (c)	6,000,000	6,510,952
Port Seattle WA Rev Series 2025 B, 5% 10/1/2039 (c)	5,000,000	5,374,969
Port Seattle WA Rev Series 2025 B, 5% 10/1/2040 (c)	7,500,000	8,012,436
Port Seattle WA Rev Series 2025 B, 5.25% 10/1/2041 (c)	20,000,000	21,835,180
Port Seattle WA Rev Series B, 5% 10/1/2026 (c)	3,625,000	3,628,738
Port Seattle WA Rev Series B, 5% 10/1/2029 (c)	4,615,000	4,619,523
TOTAL TRANSPORTATION		94,523,893
TOTAL WASHINGTON		371,514,786
West Virginia - 0.2%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	3,425,000	3,448,258
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2036	4,170,000	4,077,062
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	3,725,000	3,441,291
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (b)	13,790,000	14,888,545
TOTAL HEALTH CARE		22,406,898
TOTAL WEST VIRGINIA		25,855,156
Wisconsin - 1.4%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2030 (d)	400,000	407,964
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	4,075,000	4,222,255
TOTAL EDUCATION		4,630,219
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2030 (Escrowed to Maturity) (d)	125,000	130,231
General Obligations - 0.5%
Howard Suamico WI Scd 2% 3/1/2037	4,410,000	3,464,356
Kohler Wis Sch Dist 2% 3/1/2035	1,135,000	927,248
Kohler Wis Sch Dist 2% 3/1/2036	1,160,000	920,465
Kohler Wis Sch Dist 2% 3/1/2037	1,180,000	910,057
Madison WI Gen. Oblig. 2% 10/1/2031	1,130,000	1,012,982
Madison WI Gen. Oblig. 2% 10/1/2033	1,130,000	963,938
Marathon Cnty Wis Gen. Oblig. Series 2021 B, 2.125% 2/1/2041	1,600,000	1,122,589
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2030	1,200,000	1,300,205
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2031	800,000	877,920
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2033	1,350,000	1,513,501
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2036	1,115,000	1,228,054
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2037	4,745,000	5,220,796
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2038	4,835,000	5,297,415
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2039	2,510,000	2,734,036
Racine WI Uni Sch Dist 5% 4/1/2034 (Assured Guaranty Inc Insured)	1,860,000	2,059,265
Racine WI Uni Sch Dist 5% 4/1/2036 (Assured Guaranty Inc Insured)	1,100,000	1,198,528
Racine WI Uni Sch Dist 5% 4/1/2037 (Assured Guaranty Inc Insured)	2,375,000	2,568,562
Racine WI Uni Sch Dist 5% 4/1/2038 (Assured Guaranty Inc Insured)	2,490,000	2,684,402
Racine WI Uni Sch Dist 5% 4/1/2039 (Assured Guaranty Inc Insured)	1,300,000	1,395,860
Racine WI Uni Sch Dist 5% 4/1/2040 (Assured Guaranty Inc Insured)	900,000	964,107
Wisconsin St Gen. Oblig. 5% 5/1/2034	3,000,000	3,332,039
Wisconsin St Gen. Oblig. 5% 5/1/2035	3,000,000	3,312,819
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033	3,985,000	4,514,010
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2036	900,000	1,019,012
Wisconsin St Gen. Oblig. Series 2027 1, 5% 5/1/2030 (g)	4,760,000	5,066,419
Wisconsin St Gen. Oblig. Series 2027 1, 5% 5/1/2031 (g)	4,550,000	4,912,217
Wisconsin St Gen. Oblig. Series 2027 1, 5% 5/1/2032 (g)	1,325,000	1,448,915
TOTAL GENERAL OBLIGATIONS		61,969,717
Health Care - 0.7%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	20,085,000	18,319,492
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	790,000	799,776
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	1,050,000	1,109,509
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2034	1,000,000	1,044,492
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2038	1,050,000	1,080,692
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2033	1,310,000	1,458,097
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2034	1,000,000	1,120,477
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2035	1,150,000	1,284,355
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2037	750,000	822,835
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,515,000	2,532,789
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2031	1,000,000	1,056,505
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2032	1,750,000	1,843,718
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2034	1,720,000	1,796,768
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	7,105,000	7,553,447
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	4,900,000	5,208,935
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2034	1,000,000	1,115,127
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2036	1,050,000	1,164,056
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2038	1,000,000	1,089,333
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2039	1,250,000	1,352,993
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2040	450,000	482,289
Wisconsin St Health & Edl Facs Auth Rev (Fort Healthcare Inc Proj.) Series 2024 B, 5% tender 10/1/2054 (b)	7,165,000	7,701,764
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	7,850,000	6,978,013
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	4,705,000	4,114,037
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	2,445,000	2,096,288
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	4,870,000	4,542,255
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.25% 2/15/2035	5,575,000	6,163,287
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.25% 2/15/2036	12,925,000	14,189,851
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	4,675,000	4,820,001
TOTAL HEALTH CARE		102,841,181
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) 3.5% 9/1/2050	3,360,000	3,349,555
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	2,065,000	2,030,378
TOTAL HOUSING		5,379,933
Special Tax - 0.1%
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	1,050,000	932,219
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2031 (Assured Guaranty Inc Insured) (f)	1,350,000	1,109,563
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2032 (Assured Guaranty Inc Insured) (f)	2,800,000	2,206,479
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2033 (Assured Guaranty Inc Insured) (f)	1,350,000	1,017,269
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2034 (Assured Guaranty Inc Insured) (f)	1,250,000	898,711
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2028 (Assured Guaranty Inc Insured) (f)	255,000	234,811
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2029 (Assured Guaranty Inc Insured) (f)	390,000	346,885
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2031 (Assured Guaranty Inc Insured) (f)	1,000,000	824,207
TOTAL SPECIAL TAX		7,570,144
Water & Sewer - 0.1%
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2035	2,435,000	1,992,256
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2036	2,490,000	1,978,190
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2037	2,545,000	1,963,291
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2038	2,605,000	1,952,166
Milwaukee Wis Met Sew Dist Gen. Oblig. 5% 10/1/2037	5,000,000	5,442,967
TOTAL WATER & SEWER		13,328,870
TOTAL WISCONSIN		195,850,295
TOTAL MUNICIPAL SECURITIES (Cost $13,400,728,275)		13,303,086,796

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $739,169,754)	2.60	739,021,959	739,169,764

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $14,139,898,029)	14,042,256,560
NET OTHER ASSETS (LIABILITIES) - 0.4%	52,329,127
NET ASSETS - 100.0%	14,094,585,687

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,074,284 or 0.5% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Zero coupon bond which is issued at a discount.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Level 3 security.
(i)	Non-income producing - Security is in default.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	669,401,858	518,517,878	448,749,972	4,165,876	-	-	739,169,764	739,021,959	19.4%
Total	669,401,858	518,517,878	448,749,972	4,165,876	-	-	739,169,764

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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